[RBC FUNDS LOGO]

                                                           ANNUAL REPORT
                                                          APRIL 30, 2002

RBC LARGE CAP EQUITY FUND
RBC MID CAP EQUITY FUND
RBC SMALL CAP EQUITY FUND
RBC GOVERNMENT INCOME FUND
RBC QUALITY INCOME FUND
RBC NORTH CAROLINA TAX-FREE BOND FUND

                               TABLE OF CONTENTS

                          Message From Your President
                                     Page 1

                           RBC Large Cap Equity Fund
                                     Page 5

                            RBC Mid Cap Equity Fund
                                    Page 12

                           RBC Small Cap Equity Fund
                                    Page 20

                           RBC Government Income Fund
                                    Page 28

                            RBC Quality Income Fund
                                    Page 34

                     RBC North Carolina Tax-Free Bond Fund
                                    Page 42

                         Notes to Financial Statements
                                    Page 49

                          Independent Auditors' Report

--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

    We are pleased to present this RBC Funds annual report for the period ended April 30, 2002. The recent 12 months was another challenging period for stock and bond investors. The economy slid into a recession, and the events of September 11 exacerbated the downturn. The RBC Funds maintained a long-term approach to investing, and that approach was reflected in the Fund's results. As a group, each of the Funds offered shareholders the shelter of diversification. Each of the RBC Funds has a distinct benchmark, allowing the Funds to offer shareholders opportunities across different asset classes and investment styles.

EQUITY MARKETS

    The equity markets were very volatile during the period. For the 12 months ended April 30, 2002, the S&P 500 Index and the NASDAQ Composite Index posted returns of (12.97)% and (22.14)%, respectively.

    Investors early in the period worried that the U.S. economy was heading for a recession. By the end of the period, it was clear to many economists that the recession started in March 2001. As the economy weakened, the Federal Reserve Board (the Fed) continued its monetary easing. The Fed cut short-term interest rates 7 times during the period in an effort to boost economic growth. But the events of September 11, 2001 put further strain on the economy.

    Economic indicators coming into the first quarter of 2002 signaled that the economy was still in a recession. Further, corporate profits remained low during the three months ended March 2002. But strong gross domestic product (GDP) growth and high levels of consumer spending led many to believe at the end of the quarter that the economy had begun a muted recovery. This weak corporate profit environment negatively affected stock performance.

    Small and mid-cap stocks outperformed their larger peers during the period. The S&P Smallcap 600 Index rose 15.89% and the S&P Midcap 400 Index was up 6.58%. Smaller companies, which are especially sensitive to interest rates, responded well to the Fed's easing policy which made it easier for such firms to borrow money at reasonable rates.

    Value stocks performed much better than their growth-stock counterparts early in the period as investors looked for stability in a turbulent market. Growth stocks rallied during the fourth quarter of 2001 as investors began anticipating an economic rebound. However, value stocks again outperformed during the first four months of 2002 as investors questioned the strength of any economic rebound and became worried about reports of questionable corporate accounting practices. This caused a flight to safety, which benefited attractively-valued shares of fundamentally sound companies.

    The market's continued volatility illustrates the need for investors to hold a diversified portfolio that invests in shares of companies across sectors and asset classes. We will continue to provide focused investments that offer our shareholders the opportunity to diversify their portfolios among distinctly different fund options.

FIXED INCOME MARKETS

    The Fed's interest rate cuts significantly affected the performance of fixed-income investments during the period. The fixed-income markets entered 2002 with an inverted yield curve, meaning that yields on short-term bonds were higher than yields on long-term bonds. Short-term bond yields then fell significantly due to the Fed's rate cuts, and the yield curve returned to normal. The normal yield curve boosted returns on short-term issues. Long-term bonds benefited from the Fed's elimination of 30-year Treasuries and from the government's Treasury buyback program. The Fed Funds Target rate as of April 30, 2002 was 1.75%.

    Government and agency issues performed very well as investors put a premium on safety. Falling interest rates and strong investor demand helped to push such issues' prices up. Corporate bonds failed to match the strong performance of government- and agency-issued bonds due to concerns about firms' ability to honor their debt during a recession.

LOOKING AHEAD

    First quarter 2002 results showed dramatic improvement in GDP growth, and some investors anticipated that the economy finally was emerging from recession. However, corporate profits during the quarter remained weak. We believe that the economy will begin its recovery in the second half of this year, though any growth likely will be modest. Inflation will likely remain low, and the Fed probably will maintain a neutral monetary policy in the coming months.

    We don't think stocks will stage a significant recovery, but we do believe that stock market returns will be stronger. Furthermore, corporate profits should improve on a year-over-year basis towards the end of this year. Small-and mid-cap stocks, which typically lead equities during an economic recovery, should perform well in that environment. Those areas of the market also continue to offer reasonable value. As the economy begins to recover, investors could regain confidence in companies' ability to service their debt. The fixed-income markets therefore could see a shift toward corporate bonds.

THE FUNDS

    The RBC Funds continued to provide solid performance for shareholders during the 12 months ended April 30, 2002. The following portfolio manager commentaries provide insight regarding each Fund. We will illustrate these discussions with the performance of Class I shares. Please note, however, that returns for Class A and B shares were more moderate due to higher expenses.

RBC LARGE CAP EQUITY FUND

    The RBC Large Cap Equity Fund delivered a total return of (17.71)% during the 12-month period. That compares to returns of (12.97)% for the S&P 500(1), and (14.02)% for the Average Large Cap Core Fund, according to Lipper Analytical Services.

    Large-company growth stocks performed poorly during the period, due to factors such as the economic recession, the September 11 attacks, and concerns about the strength of the economy and corporate profits. We maintained the Fund's approach of investing in attractively valued shares of large growth companies. We shifted assets into consumer staples stocks as well as shares of health care firms, which are able to deliver relatively strong growth in a difficult economic environment. We also reduced the Fund's exposure to hard-hit sectors such as technology and telecommunications.

    The Fund clearly faced a difficult market environment during the recent period. However, the types of stocks in which the Fund invests likely will deliver stronger results going forward, as the economy and corporate profits recover. We believe the Fund's disciplined and proven strategy will reward investors over the long term.

RBC MID CAP EQUITY FUND

    The RBC Mid Cap Equity Fund provided solid performance for its investors, returning 6.34% during the 12-month period ended April 30, 2002. That compares to the S&P MidCap 400(2) return of 6.58% and (0.40)% for the Average Mid Cap Core Fund as measured by Lipper Analytical Services.

    Mid-cap stocks benefited during the period from their strong earnings growth rates and attractive valuations relative to large-company shares. A large percentage of medium-sized firms that make up the index focus on the consumer market, which remained strong during the economic downturn. Many consumer discretionary stocks (such as specialty retailers) and consumer cyclicals shares delivered gains of 20% or more. These factors helped mid-caps outperform large-caps, whose relatively weak performance was reflected in the S&P 500's(2) 12.97% decline during the period.

    We expect mid-caps to perform well during the coming months. They continue to offer stronger growth rates and lower valuations than large-company shares. Mid-cap technology stocks, in particular, should benefit as capital spending on new technologies improves. The Fund, as always, will maintain a well-diversified portfolio that offers exposure to all major economic sectors.

--------------

(1) The S&P 500 Index is an unmanaged index generally representative of the domestic stock market. An investor cannot invest directly in an index.

(2) The S&P MidCap 400 Index is an unmanaged index generally representative of the domestically traded common stocks of mid-sized companies. An investor cannot invest directly in an index.

Past performance is no guarantee of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

RBC SMALL CAP EQUITY FUND

    The RBC Small Cap Equity Fund's total return during the 12-month period ended April 30, 2002 was 8.36%. During this same period the S&P SmallCap 600(3) Index returned 15.89% while the Average Small Cap Growth Fund declined 7.20% in value according to Lipper Analytical Services.

    The Fund benefited from a positive environment for small-company shares during the period as well as solid stock selection. The Fund emphasized stocks in the consumer discretionary sector, such as specialty retailers and restaurants, which performed well due to strong consumer spending. Small-cap food distributors and processors also delivered impressive returns. Several of the Fund's holdings benefited from takeover rumors, which boosted share prices.

    The outlook remains positive for small-company stocks, as the economy regains strength. We will continue to invest in attractively valued shares of small firms with the potential to deliver rapid earnings growth.

RBC GOVERNMENT INCOME FUND

    The RBC Government Income gained 6.54% during the 12-month period ended April 30, 2002. That compares to a 7.28% return for the Lehman Brothers Intermediate Government Index(4) and 6.50% for the Average Short-Intermediate U.S. Government Fund as measured by Lipper Analytical Services.

    The economy was weak during the period. Yields fell and prices rose as the Federal Reserve Board lowered short-term interest rates to spur economic growth. Those conditions boosted the performance of the Treasury securities and government-agency bonds in which the Fund invests. We decreased the duration of the Fund's holdings during the period as bonds became more expensive. We also focused on agency issues rather than Treasuries, to take advantage of the extra yield agencies offered.

    We expect interest rates to rise later this year, and have positioned the Fund with a shorter duration than that of the benchmark. Going forward, we will maintain a conservative portfolio of the highest-quality securities.

RBC QUALITY INCOME FUND

    The RBC Quality Income Fund returned 3.92% during the 12-month period ended April 30, 2002. That compared to 7.48% for the Lehman Brothers U.S. Government Credit Index(5) and 6.35% for the Average A Rated Corporate Debt Fund according to Lipper Analytical Services.

    Corporate bonds trailed Treasury securities during the period, as investors worried that the weak economy would make it harder for companies to pay their debts. Corporate bonds also were hurt by the Enron bankruptcy, which called into question the accounting practices of a number of large firms.

    The Fund holds a portfolio of about 100 bonds that aims to mirror the performance of the benchmark's 5,000-bond portfolio. The Fund's smaller portfolio means that problems with a few bonds can have a significant impact on returns.

    We expect the economy to strengthen during the coming months. That environment should support solid returns for corporate bonds, which currently offer significantly higher yields than Treasury securities.

--------------

(3) The S&P Small Cap 600 Index is an unmanaged index generally representative of the domestically traded common stocks of small- sized companies. An investor cannot invest directly in an index.

(4) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of the government bond market. An investor cannot invest directly in an index.

(5) The Lehman Brothers Government Credit Index is an unmanaged index generally representative of the intermediate and corporate bond markets. An investor cannot invest directly in an index.

Past performance is no guarantee of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

RBC NORTH CAROLINA TAX-FREE BOND FUND(++)

    The RBC North Carolina Tax-Free Bond Fund gained 5.89% during the 12 months ended April 30, 2002. That compared to a return of 6.87% for the Lehman Brothers Municipal Bond Index(6) and 5.66% for the Average Single State Intermediate Municipal Debt Fund as tracked by Lipper Analytical Services.

    Municipal bonds benefited from the Federal Reserve Board's decision to dramatically lower short-term interest rates to spur economic growth. That decision led to falling yields during much of the period. We believe that North Carolina municipal bonds are very high quality, due to the high standards North Carolina municipalities must meet to issue debt. The bonds therefore typically offer greater stability and slightly lower returns than the nation-wide municipal bonds represented by the benchmark index. This period was no exception: The Fund's returns and yields were somewhat lower than the benchmark, and its portfolio carried less risk.

    The North Carolina State government, like many state governments, is currently coping with declining tax revenues. With that said, we strongly believe that the state will maintain its AAA credit quality, and that the economic recovery should improve the state's budget outlook. North Carolina investors in federal tax brackets of 31% or higher should continue to be well-served by this Fund's exemptions from state and federal taxes.

--------------

(6) The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market. An investor cannot invest directly in an index.

(++) The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance is no guarantee of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                           RBC LARGE CAP EQUITY FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          LIPPER LARGE CAP
      CLASS A  S&P 500**   CORE AVERAGE**
4/92  $10,000    $10,000           $10,000
4/93  $11,241    $10,922           $10,997
4/94  $11,616    $11,506           $11,840
4/95  $12,602    $13,510           $13,284
4/96  $15,918    $17,590           $16,967
4/97  $18,457    $22,004           $20,160
4/98  $24,745    $31,061           $27,724
4/99  $28,646    $37,839           $32,173
4/00  $34,657    $41,672           $35,901
4/01  $25,780    $36,266           $31,141
4/02  $22,866    $31,687           $27,107

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR   5 YEAR  10 YEAR
Class A                        (17.87%)   3.97%    8.62%
S&P 500                        (12.97%)  15.57%   15.25%
Lipper Large Cap Core Average  (14.02%)   5.59%   10.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             LIPPER LARGE CAP
      CLASS B***  S&P 500**   CORE AVERAGE**
4/92     $10,000    $10,000           $10,000
4/93     $11,181    $10,922           $10,997
4/94     $11,514    $11,506           $11,840
4/95     $12,413    $13,510           $13,284
4/96     $15,624    $17,590           $16,967
4/97     $17,992    $22,004           $20,160
4/98     $23,927    $31,061           $27,724
4/99     $27,506    $37,839           $32,173
4/00     $33,012    $41,672           $35,901
4/01     $24,382    $36,266           $31,141
4/02     $21,444    $31,687           $27,107

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR   5 YEAR  10 YEAR
Class B without Load           (18.50%)   3.19%    7.93%
Class B with Load              (22.57%)   3.03%    7.93%
S&P 500                        (12.97%)  15.57%   15.25%
Lipper Large Cap Core Average  (14.02%)   5.59%   10.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          LIPPER LARGE CAP
      CLASS I  S&P 500**   CORE AVERAGE**
4/92  $10,000    $10,000           $10,000
4/93  $11,267    $10,922           $10,997
4/94  $11,719    $11,506           $11,840
4/95  $12,760    $13,510           $13,284
4/96  $16,215    $17,590           $16,967
4/97  $18,847    $22,004           $20,160
4/98  $25,314    $31,061           $27,724
4/99  $29,398    $37,839           $32,173
4/00  $35,644    $41,672           $35,901
4/01  $26,589    $36,266           $31,141
4/02  $23,643    $31,687           $27,107

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR   5 YEAR  10 YEAR
Class I (No Load)              (17.71%)   4.24%    8.99%
S&P 500                        (12.97%)  15.57%   15.25%
Lipper Large Cap Core Average  (14.02%)   5.59%   10.29%

Each chart represents a historical investment of $10,000 in the RBC Large Cap Equity Fund from 4/92 to 4/02, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I are sold without sales load. Class B closed to new investors.

The inception date for performance purposes is December 31, 1990. The quoted performance of the RBC Large Cap Equity Fund (formerly Equity Income Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.00%, 1.75% and 0.75% of average daily net assets for Class A, Class B and Class I, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class. Prior to November 1, 2001 Class A shares were sold subject to front-end sales charge.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** The S&P 500 is an unmanaged index generally representative of the domestic stock market. The Lipper Large Cap Core Funds Average is the average return of all mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity net assets in companies with market capitalizations (on a three-year weighted basis) of greater that 300% of the dollar weighted median market capitalization of the S&P 500 Index.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

*** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC LARGE CAP EQUITY FUND                                         APRIL 30, 2002

COMMON STOCKS (97.1%)
                                                                   MARKET
                                                      SHARES        VALUE
                                                    -----------  -----------
AEROSPACE/DEFENSE (1.2%)
Boeing Co.........................................       10,000  $   446,000
General Dynamics Corp.............................        5,000      485,450
                                                                 -----------
                                                                     931,450
                                                                 -----------
AIRLINES (0.5%)
Southwest Airlines Co.............................       20,000      364,200
                                                                 -----------
AUTO PARTS (0.4%)
Delphi Corp.......................................       20,000      311,000
                                                                 -----------
AUTOMOBILES & TRUCKS (0.5%)
Ford Motor Co.....................................       25,000      400,000
                                                                 -----------
BANKING & FINANCIAL SERVICES (15.7%)
American Express Co...............................       15,000      615,150
Bank of America Corp..............................       17,000    1,232,160
Bank of New York Co., Inc.........................       15,000      548,850
Capital One Financial Corp........................        5,000      299,450
Citigroup, Inc....................................       47,000    2,035,100
Fannie Mae........................................       11,000      868,230
Fifth Third Bancorp...............................        8,000      548,720
FleetBoston Financial Corp........................       15,000      529,500
Freddie Mac.......................................       10,000      653,500
H&R Block, Inc....................................       11,000      441,320
J.P. Morgan Chase & Co............................       20,000      702,000
Lehman Brothers Holdings, Inc.....................        5,000      295,000
MBNA Corp.........................................       15,000      531,750
Morgan Stanley Dean Witter & Co...................       15,000      715,800
Northern Trust Corp...............................        8,000      424,960
State Street Corp.................................        5,000      255,550
Washington Mutual, Inc............................       17,000      641,410
Wells Fargo & Co..................................       20,000    1,023,000
                                                                 -----------
                                                                  12,361,450
                                                                 -----------
CHEMICALS (1.8%)
Dow Chemical Co...................................       15,000      477,000
E.I. du Pont de Nemours & Co......................       14,000      623,000
Praxair, Inc......................................        6,000      342,600
                                                                 -----------
                                                                   1,442,600
                                                                 -----------
COMMERCIAL SERVICES (0.4%)
Convergys Corp. (b)...............................       12,000      332,040
                                                                 -----------
COMPUTER INDUSTRY (12.9%)
Adobe Systems, Inc................................       10,000      399,600
Cisco Systems, Inc. (b)...........................       65,000      952,250
Dell Computer Corp. (b)...........................       30,000      790,200
Electronic Data Systems Corp......................        8,000      434,080
Intel Corp........................................       60,000    1,716,600
International Business Machines Corp..............       17,000    1,423,920
Intuit, Inc. (b)..................................       10,000      391,800
Microsoft Corp. (b)...............................       48,000    2,508,480
NVIDIA Corp. (b)..................................        7,500      261,075
Oracle Corp. (b)..................................       50,000      502,000
Siebel Systems, Inc. (b)..........................       15,000      362,850
Sun Microsystems, Inc. (b)........................       45,000      368,100
                                                                 -----------
                                                                  10,110,955
                                                                 -----------
COMMON STOCKS, CONTINUED:
                                                                   MARKET
                                                      SHARES        VALUE
                                                    -----------  -----------
CONSUMER GOODS & SERVICES (3.5%)
Colgate-Palmolive Co..............................        8,000  $   424,080
Gillette Co.......................................       17,000      603,160
Kimberly-Clark Corp...............................        8,000      520,960
Procter & Gamble Co...............................       13,000    1,173,380
                                                                 -----------
                                                                   2,721,580
                                                                 -----------
DISTRIBUTION/WHOLESALE (0.7%)
SYSCO Corp........................................       18,000      522,180
                                                                 -----------
DIVERSIFIED OPERATIONS (7.3%)
3M Co.............................................        6,000      754,800
General Electric Co...............................       85,000    2,681,750
Honeywell International, Inc......................       10,000      366,800
Illinois Tool Works, Inc..........................        7,000      504,700
Mirant Corp. (b)..................................       25,000      302,000
Tyco International Ltd............................       25,000      461,250
United Technologies Corp..........................        9,000      631,530
                                                                 -----------
                                                                   5,702,830
                                                                 -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (2.2%)
Applied Materials, Inc. (b).......................       20,000      486,400
KLA-Tencor Corp. (b)..............................        5,000      294,850
Micron Technology, Inc. (b).......................       14,000      331,800
Texas Instruments, Inc............................       20,000      618,600
                                                                 -----------
                                                                   1,731,650
                                                                 -----------
ENERGY (7.9%)
Dynegy, Inc.--Class A.............................       10,000      180,000
Exelon Corp.......................................        8,000      434,400
Exxon Mobil Corp..................................       58,000    2,329,860
Kerr-McGee Corp...................................        5,000      299,000
Marathon Oil Corp.................................       10,000      290,600
Noble Drilling Corp. (b)..........................        8,000      346,800
Royal Dutch Petroleum Co., ADR....................       22,000    1,149,720
Schlumberger Ltd..................................        8,000      438,000
Transocean Sedco Forex, Inc.......................       10,000      355,000
TXU Corp..........................................        6,000      326,520
                                                                 -----------
                                                                   6,149,900
                                                                 -----------
FOOD & BEVERAGES (5.0%)
Anheuser-Busch Cos., Inc..........................       14,000      742,000
Coca-Cola Co......................................       22,000    1,221,220
McDonald's Corp...................................       20,000      568,000
PepsiCo, Inc......................................       20,000    1,038,000
Wendy's International, Inc........................       10,000      374,000
                                                                 -----------
                                                                   3,943,220
                                                                 -----------
HEALTH CARE (14.0%)
AmerisourceBergen Corp............................        5,000      387,500
Amgen, Inc. (b)...................................       15,000      793,200
Biogen, Inc. (b)..................................        8,000      347,760
Biomet, Inc.......................................       12,000      338,760
Bristol-Myers Squibb Co...........................       25,000      720,000
Cardinal Health, Inc..............................        9,000      623,250
Eli Lilly & Co....................................       12,000      792,600
Forest Laboratories, Inc.--Class A (b)............        5,000      385,700
Guidant Corp. (b).................................       10,000      376,000

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC LARGE CAP EQUITY FUND                                         APRIL 30, 2002

COMMON STOCKS, CONTINUED:
                                                                   MARKET
                                                      SHARES        VALUE
                                                    -----------  -----------
Johnson & Johnson.................................       28,000  $ 1,788,080
Medtronic, Inc....................................       15,000      670,350
Merck & Co., Inc..................................       22,000    1,195,480
Pfizer, Inc.......................................       55,000    1,999,250
Schering-Plough Corp..............................       20,000      546,000
                                                                 -----------
                                                                  10,963,930
                                                                 -----------
INSURANCE (3.2%)
AFLAC, Inc........................................       13,000      388,700
American International Group, Inc.................       26,000    1,797,120
Jefferson-Pilot Corp..............................        6,000      300,480
                                                                 -----------
                                                                   2,486,300
                                                                 -----------
LEISURE (0.4%)
International Game Technology (b).................        5,000      314,750
                                                                 -----------
MACHINERY & EQUIPMENT (0.6%)
Caterpillar, Inc..................................        8,000      436,960
                                                                 -----------
MEDIA (2.8%)
AOL Time Warner, Inc. (b).........................       40,000      760,800
Comcast Corp.--Special Class A (b)................       17,000      454,750
Gannett Co., Inc..................................        5,000      366,500
Walt Disney Co....................................       25,000      579,500
                                                                 -----------
                                                                   2,161,550
                                                                 -----------
METALS (0.7%)
Alcoa, Inc........................................       15,000      510,450
                                                                 -----------
PAPER PRODUCTS (0.5%)
International Paper Co............................       10,000      414,300
                                                                 -----------
RETAIL (10.0%)
Bed Bath & Beyond, Inc. (b).......................       10,000      371,700
Best Buy Co., Inc. (b)............................        6,000      446,100
CVS Corp..........................................       10,000      334,800
Home Depot, Inc...................................       25,000    1,159,250
J.C. Penney Co., Inc..............................       15,000      326,100
Lowe's Cos., Inc..................................       12,000      507,480
RadioShack Corp...................................       10,000      312,000
Safeway, Inc. (b).................................       10,000      419,500
Target Corp.......................................       16,000      698,400
TJX Cos., Inc.....................................       10,000      435,800
Wal-Mart Stores, Inc..............................       40,000    2,234,400
Walgreen Co.......................................       15,000      566,550
                                                                 -----------
                                                                   7,812,080
                                                                 -----------
TELECOMMUNICATIONS (3.1%)
ALLTEL Corp.......................................        7,000      346,500
SBC Communications, Inc...........................       35,000    1,087,100
Verizon Communications, Inc.......................       25,000    1,002,750
                                                                 -----------
                                                                   2,436,350
                                                                 -----------
TRANSPORTATION & SHIPPING (0.5%)
FedEx Corp. (b)...................................        8,000      413,360
                                                                 -----------
UTILITIES (1.3%)
Duke Energy Corp..................................       15,000      574,950
COMMON STOCKS, CONTINUED:
                                                                   MARKET
                                                      SHARES        VALUE
                                                    -----------  -----------
Southern Co.......................................       15,000  $   425,250
                                                                 -----------
                                                                   1,000,200
                                                                 -----------
TOTAL COMMON STOCKS
  (Cost $93,664,627)...........................................   75,975,285
                                                                 -----------
INDEX LINKED TRUST (1.4%)
S&P 500 Depositary Receipt........................       10,000    1,078,600
                                                                 -----------
TOTAL LINKED TRUST
    (Cost $1,110,300)..........................................    1,078,600
                                                                 -----------
INVESTMENT COMPANIES (1.5%)
Goldman Sachs Financial Square Prime Money Market
  Fund............................................      614,301      614,301
Provident Institutional Temporary
  Investment Fund.................................      614,301      614,301
                                                                 -----------
TOTAL INVESTMENT COMPANIES
  (Cost $1,228,602)............................................    1,228,602
                                                                 -----------
TOTAL INVESTMENTS
  (Cost $96,003,529) (a) -- 100.0%.............................   78,282,487
Other assets in excess of liabilities -- 0.0%                          3,620
                                                                 -----------
TOTAL NET ASSETS -- 100.0%.....................................  $78,286,107
                                                                 ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...         $  4,405,303
Unrealized depreciation...          (22,126,345)
                                   ------------
Net unrealized
  depreciation............         $(17,721,042)
                                   ============

(b)  Represents non-income producing securities.
ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $96,003,529)..........................            $  78,282,487
Dividends receivable....................                   66,205
                                                    -------------
  TOTAL ASSETS..........................               78,348,692
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees..............  $  7,738
  Administration fees...................     1,658
  Distribution fees.....................     5,441
  Other.................................    47,748
                                          --------
  TOTAL LIABILITIES.....................                   62,585
                                                    -------------
NET ASSETS:
Capital.................................              113,325,833
Accumulated net realized losses from
  investment transactions...............              (17,318,684)
Net unrealized depreciation from
  investments...........................              (17,721,042)
                                                    -------------
NET ASSETS..............................            $  78,286,107
                                                    =============
Class A
  Net Assets............................            $   9,905,613
  Shares................................                1,004,061
  Offering and redemption price per
    share...............................            $        9.87
                                                    =============
Class B
  Net Assets............................            $   3,864,601
  Shares................................                  404,221
  Offering price per share*.............            $        9.56
                                                    =============
Class I**
  Net Assets............................            $  64,515,893
  Shares................................                6,505,511
  Offering and redemption price per
    share...............................            $        9.92
                                                    =============

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Dividend income.........................               $   1,698,830
                                                       -------------
  TOTAL INCOME..........................                   1,698,830
EXPENSES:
Investment advisory fees................  $   991,770
Administration fees.....................      212,523
Distribution fees--Class A..............       59,398
Distribution fees--Class B..............       47,683
Custodian fees..........................       35,422
Fund accounting fees....................       50,624
Transfer agent fees.....................       93,544
Trustee fees............................       21,489
Other...................................      128,689
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                   1,641,142
  Expenses voluntarily reduced by
    distributor.........................                     (29,699)
                                                       -------------
  Net Expenses..........................                   1,611,443
                                                       -------------
NET INVESTMENT INCOME...................                      87,387
                                                       -------------
REALIZED/UNREALIZED LOSS FROM INVESTMENTS:
Net realized losses from investment
  transactions and other dispositions...                  (8,854,106)
Change in unrealized appreciation
  (depreciation) from investments.......                 (18,261,287)
                                                       -------------
Net realized/unrealized losses from
  investments...........................                 (27,115,393)
                                                       -------------
Change in net assets resulting from
  operations............................               $ (27,028,006)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR ENDED APRIL 30,
                                          ------------------------------
                                               2002            2001
                                          --------------  --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)..........  $       87,387  $     (173,170)
  Net realized gains (losses) from
    investment transactions and other
    dispositions........................      (8,854,106)      1,307,766
  Change in unrealized appreciation
    (depreciation) from investments.....     (18,261,287)    (38,814,661)
                                          --------------  --------------
Change in net assets resulting from
  operations............................     (27,028,006)    (37,680,065)
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............          (1,637)             --
  From return of capital................          (1,372)             --
  From net realized gains from
    investment transactions.............              --      (1,147,449)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --        (466,844)
DIVIDENDS TO CLASS I SHAREHOLDERS*:
  From net investment income............         (85,750)             --
  In excess of net investment Income....              --          (7,548)
  From return of capital................         (71,878)             --
  From net realized gains from
    investment transactions.............              --     (11,853,520)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................        (160,638)    (13,475,361)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................     (64,480,051)        206,043
                                          --------------  --------------
Change in net assets....................     (91,668,695)    (50,949,383)
NET ASSETS:
  Beginning of year.....................     169,954,802     220,904,185
                                          --------------  --------------
  End of year...........................  $   78,286,107  $  169,954,802
                                          ==============  ==============

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 12.02      $ 15.56      $ 13.81      $ 12.60      $ 10.91
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............       (0.02)       (0.04)       (0.02)        0.10         0.26
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.13)       (2.55)        2.03         2.19         2.90
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........       (2.15)       (2.59)        2.01         2.29         3.16
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............          (a)          --           --        (0.10)       (0.26)
  In excess of net
    investment income....          --           --         (.01)          --           --
  Return of capital......          (a)          --           --           --           --
  Net realized gains.....          --        (0.95)       (0.25)       (0.98)       (1.21)
                              -------      -------      -------      -------      -------
  Total Dividends........          --        (0.95)       (0.26)       (1.08)       (1.47)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $  9.87      $ 12.02      $ 15.56      $ 13.81      $ 12.60
                              =======      =======      =======      =======      =======
TOTAL RETURN.............      (17.87%)     (17.24%)      14.63%       19.58%       30.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $ 9,906      $14,126      $19,044      $ 2,335      $ 1,490
Ratio of expenses to
  average net assets.....        1.34%        1.25%        1.25%        1.14%        0.90%
Ratio of net investment
  income (loss) to
  average net assets.....       (0.14%)      (0.28%)      (0.22%)       0.72%        2.05%
Ratio of expenses to
  average net assets*....        1.59%        1.50%        1.50%        1.51%        1.55%
Portfolio turnover
  rate**.................          33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  LESS THAN $0.01 PER SHARE.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 11.73      $ 15.32      $ 13.70      $ 12.55      $ 10.88
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............       (0.10)       (0.14)       (0.11)       (0.01)        0.17
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.07)       (2.50)        1.98         2.20         2.88
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........       (2.17)       (2.64)        1.87         2.19         3.05
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............          --           --           --        (0.06)       (0.17)
  Net realized gains.....          --        (0.95)       (0.25)       (0.98)       (1.21)
                              -------      -------      -------      -------      -------
  Total Dividends........          --        (0.95)       (0.25)       (1.04)       (1.38)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $  9.56      $ 11.73      $ 15.32      $ 13.70      $ 12.55
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....      (18.50%)     (17.85%)      13.72%       18.76%       29.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $ 3,865      $ 5,990      $ 7,703      $ 4,138      $ 2,182
Ratio of expenses to
  average net assets.....        2.09%        2.00%        2.00%        1.90%        1.64%
Ratio of net investment
  income (loss) to
  average net assets.....       (0.89%)      (1.03%)      (0.94%)      (0.09%)       1.30%
Ratio of expenses to
  average net assets*....            (a)          (a)          (a)      2.01%        2.05%
Portfolio turnover
  rate**.................          33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

RBC FUNDS, INC.
RBC LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I***

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 12.07     $  15.57     $  13.80     $  12.58      $ 10.89
                              -------     --------     --------     --------      -------
Investment Activities
  Net investment
    income...............        0.01           (b)        0.01         0.12         0.29
  Net realized and
    unrealized gains
    (losses) from
    investments..........       (2.15)       (2.55)        2.03         2.21         2.89
                              -------     --------     --------     --------      -------
  Total from Investment
    Activities...........       (2.14)       (2.55)        2.04         2.33         3.18
                              -------     --------     --------     --------      -------
Dividends
  Net investment
    income...............       (0.01)          (b)        (.01)       (0.13)       (0.28)
  In excess of net
    investment income....          --           --         (.01)          --           --
  Return of capital......       (0.01)          --           --           --           --
  Net realized gains.....          --        (0.95)       (0.25)       (0.08)       (1.21)
                              -------     --------     --------     --------      -------
  Total Dividends........       (0.01)       (0.95)       (0.27)       (1.11)       (1.49)
                              -------     --------     --------     --------      -------
Net Asset Value, End of
  Year...................     $  9.92     $  12.07     $  15.57     $  13.80      $ 12.58
                              =======     ========     ========     ========      =======
TOTAL RETURN.............      (17.71%)     (16.96%)      14.88%       19.94%       30.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $64,516     $149,839     $194,157     $139,857      $65,053
Ratio of expenses to
  average net assets.....        1.09%        1.00%        1.00%        0.92%        0.67%
Ratio of net investment
  income (loss) to
  average net assets.....        0.11%       (0.03%)       0.09%        0.82%        2.37%
Ratio of expenses to
  average net assets*....            (a)          (a)          (a)      1.02%        1.08%
Portfolio turnover
  rate**.................          33%          31%          63%         114%          39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
***  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  LESS THAN $0.01 PER SHARE.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                            RBC MID CAP EQUITY FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LIPPER MID CAP
      CLASS A  S&P MIDCAP 400**  CORE FUND AVERAGE**
4/92  $10,000           $10,000              $10,000
4/93  $11,589           $11,449              $11,462
4/94  $12,315           $12,574              $13,013
4/95  $13,063           $13,805              $14,118
4/96  $17,350           $17,920              $18,159
4/97  $19,888           $19,735              $19,287
4/98  $27,483           $29,192              $27,714
4/99  $28,529           $31,070              $27,195
4/00  $37,974           $38,379              $34,275
4/01  $34,664           $42,039              $34,951
4/02  $40,828           $43,782              $35,309

  AVERAGE ANNUAL TOTAL RETURN     1 YEAR   5 YEAR  10 YEAR
Class A                             5.99%  15.06%   15.11%
S&P MidCap 400                      6.58%  17.28%   15.91%
Lipper Mid Cap Core Fund Average  (0.04%)  12.42%   13.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      LIPPER MID CAP
      CLASS B***  S&P MIDCAP 400**  CORE FUND AVERAGE**
4/92     $10,000           $10,000              $10,000
4/93     $11,545           $11,449              $11,462
4/94     $12,225           $12,574              $13,013
4/95     $12,871           $13,805              $14,118
4/96     $16,954           $17,920              $18,159
4/97     $19,302           $19,735              $19,287
4/98     $26,484           $29,192              $27,714
4/99     $27,265           $31,070              $27,195
4/00     $36,097           $38,379              $34,275
4/01     $32,708           $42,039              $34,951
4/02     $38,227           $43,782              $35,309

  AVERAGE ANNUAL TOTAL RETURN     1 YEAR   5 YEAR  10 YEAR
Class B without Load                5.31%  14.25%   14.35%
Class B with Load                  47.00%  14.17%   14.35%
S&P MidCap 400                      6.58%  17.28%   15.91%
Lipper Mid Cap Core Fund Average  (0.04%)  12.42%   13.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LIPPER MID CAP
      CLASS I  S&P MIDCAP 400**  CORE FUND AVERAGE**
4/92  $10,000           $10,000              $10,000
4/93  $11,643           $11,449              $11,462
4/94  $12,427           $12,574              $13,013
4/95  $13,202           $13,805              $14,118
4/96  $17,557           $17,920              $18,159
4/97  $20,184           $19,735              $19,287
4/98  $27,980           $29,192              $27,714
4/99  $29,109           $31,070              $27,195
4/00  $38,946           $38,379              $34,275
4/01  $35,637           $42,039              $34,951
4/02  $42,097           $43,782              $35,309

  AVERAGE ANNUAL TOTAL RETURN     1 YEAR   5 YEAR  10 YEAR
Class I                             6.34%  15.42%   15.46%
S&P MidCap 400                      6.58%  17.28%   15.91%
Lipper Mid Cap Core Fund Average  (0.04%)  12.42%   13.26%

Each chart represents a historical investment of $10,000 in the RBC Mid Cap Equity Fund from 4/92 to 4/02, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I are sold without sales load. Class B closed to new investors.

The inception date for performance purposes is December 31, 1990. The quoted performance of the RBC Mid Cap Equity Fund (formerly Equity Growth Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.25%, 2.00% and 1.00% of average daily net assets for Class A, Class B and Class I, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class. Prior to November 1, 2001 Class A shares were sold subject to front-end sales charge.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** The S&P MIDCAP 400 is an unmanaged index generally representative of the domestically traded common stocks of mid-size companies. The Lipper Mid Cap Core Fund Average is the average return of all mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity net assets in companies with market capitalizations (on a three-year weighted basis) of greater that 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

*** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                           APRIL 30, 2002

COMMON STOCKS (77.8%)
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
AUTO PARTS (0.6%)
Lear Corp. (b)..........................        20,000  $  1,028,200
                                                        ------------
BANKING & FINANCIAL SERVICES (14.4%)
A.G. Edwards, Inc.......................        30,000     1,227,600
Allmerica Financial Corp................        12,000       598,920
Associated Banc-Corp....................        17,700       663,042
Astoria Financial Corp..................        34,000     1,091,060
City National Corp......................        20,000     1,105,000
Colonial BancGroup, Inc.................        45,000       720,000
Compass Bancshares, Inc.................        40,000     1,430,800
First Tennessee National Corp...........        27,000     1,043,820
Golden State Bancorp, Inc...............        43,000     1,418,570
GreenPoint Financial Corp...............        30,000     1,483,500
Legg Mason, Inc.........................        14,000       703,360
M&T Bank Corp...........................        22,000     1,878,361
Marshall & Ilsley Corp..................        27,000     1,718,550
Mercantile Bankshares Corp..............        26,000     1,070,160
National Commerce Financial Corp........        60,000     1,679,400
North Fork Bancorp, Inc.................        45,000     1,737,900
Provident Financial Group, Inc..........        14,000       423,780
SEI Investments Co......................        30,000     1,010,700
Silicon Valley Bancshares (b)...........        34,000     1,086,300
Sovereign Bancorp, Inc..................        70,000     1,010,100
TCF Financial Corp......................        29,000     1,509,450
Waddell & Reed Financial, Inc...........        40,000     1,030,000
Wilmington Trust Corp...................        14,000       883,960
                                                        ------------
                                                          26,524,333
                                                        ------------
BUILDING PRODUCTS (1.3%)
American Standard Cos., Inc. (b)........        20,000     1,494,000
Martin Marietta Materials, Inc..........        20,000       779,200
Valspar Corp............................         3,100       142,755
                                                        ------------
                                                           2,415,955
                                                        ------------
BUSINESS EQUIPMENT & SERVICES (1.4%)
Acxiom Corp. (b)........................        25,000       415,750
ChoicePoint, Inc. (b)...................        25,000     1,386,000
Manpower, Inc...........................        19,000       764,750
                                                        ------------
                                                           2,566,500
                                                        ------------
CHEMICALS (1.4%)
Cabot Corp..............................        10,000       298,000
Cabot Microelectronics Corp. (b)........         5,609       274,280
Cytec Industries, Inc. (b)..............        20,000       659,800
Ferro Corp..............................        15,000       424,800
Olin Corp...............................        25,000       455,250
Solutia, Inc............................        50,000       418,000
                                                        ------------
                                                           2,530,130
                                                        ------------
COMMERCIAL SERVICES (0.7%)
Concord EFS, Inc. (b)...................        10,000       316,239
Plexus Corp. (b)........................        20,000       499,800
Quanta Services,Inc. (b)................        25,000       419,000
                                                        ------------
                                                           1,235,039
                                                        ------------
COMPUTER INDUSTRY (6.1%)
3Com Corp...............................        50,000       288,500
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Affiliated Computer Services,
  Inc. (b)..............................        21,000  $  1,135,470
Cadence Design Systems, Inc. (b)........        62,100     1,271,808
CSG Systems International, Inc. (b).....        10,000       262,200
DST Systems, Inc. (b)...................        35,000     1,729,700
Electronic Arts, Inc. (b)...............        33,000     1,948,650
InFocus Corp. (b).......................        11,000       142,340
Storage Technology Corp. (b)............        15,000       308,700
SunGard Data Systems, Inc. (b)..........        60,000     1,785,600
Symantec Corp. (b)......................        40,000     1,416,400
Synopsys, Inc. (b)......................        17,000       766,870
Wind River Systems,Inc. (b).............        20,000       217,800
                                                        ------------
                                                          11,274,038
                                                        ------------
CONSUMER GOODS & SERVICES (0.7%)
Fastenal Co.............................        15,000     1,254,600
                                                        ------------
DIVERSIFIED OPERATIONS (2.0%)
SPX Corp. (b)...........................        13,000     1,750,450
Teleflex, Inc...........................        15,000       847,650
Tyco International Ltd..................        12,972       239,333
Viad Corp...............................        31,000       944,880
                                                        ------------
                                                           3,782,313
                                                        ------------
DRUGS (2.9%)
ICN Pharmaceuticals, Inc................        23,000       636,180
IDEC Pharmaceuticals Corp. (b)..........        38,000     2,088,100
IVAX Corp. (b)..........................        55,000       649,000
Millennium Pharmaceuticals, Inc. (b)....        65,000     1,297,400
Mylan Laboratories, Inc.................        20,000       529,600
Sepracor, Inc. (b)......................        10,000       126,600
                                                        ------------
                                                           5,326,880
                                                        ------------
EDUCATION (0.9%)
Apollo Group, Inc.--Class A (b).........        45,000     1,725,300
                                                        ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (7.1%)
Arrow Electronics, Inc. (b).............        24,000       633,600
Atmel Corp. (b).........................       180,000     1,620,000
Cypress Semiconductor Corp. (b).........        35,000       779,450
Integrated Device Technology,
  Inc. (b)..............................        40,000     1,121,600
International Rectifier Corp. (b).......        28,000     1,291,360
KEMET Corp. (b).........................        30,000       581,100
Lam Research Corp. (b)..................        30,000       769,800
Lattice Semiconductor Corp. (b).........        20,000       237,000
Micrel, Inc. (b)........................        30,000       658,500
Microchip Technology, Inc. (b)..........        27,000     1,201,500
Polycom, Inc. (b).......................        25,000       515,500
Sanmina-SCI Corp. (b)...................        61,200       636,480
Semtech Corp. (b).......................        10,000       319,800
TriQuint Semiconductor, Inc. (b)........         6,000        60,840
Vishay Intertechnology, Inc. (b)........        75,000     1,649,250
Waters Corp. (b)........................        41,000     1,104,950
                                                        ------------
                                                          13,180,730
                                                        ------------
ENERGY (7.2%)
BJ Services Co. (b).....................        42,000     1,543,080

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                           APRIL 30, 2002

COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Diamond Offshore Drilling, Inc..........        15,000  $    466,800
ENSCO International, Inc................        55,000     1,856,800
Grant Prideco, Inc. (b).................        50,000       800,000
Hanover Compressor Co. (b)..............        20,000       377,000
Murphy Oil Corp.........................        13,000     1,226,550
Noble Affiliates, Inc...................        19,000       741,950
Ocean Energy, Inc.......................        55,000     1,177,000
ONEOK, Inc..............................        30,000       655,800
Pioneer Natural Resources Co. (b).......        40,000       959,600
Smith International, Inc. (b)...........        14,000       980,700
Tidewater, Inc..........................        18,000       783,000
Weatherford International, Inc. (b).....        35,000     1,745,450
                                                        ------------
                                                          13,313,730
                                                        ------------
ENVIRONMENTAL SERVICES (0.3%)
Republic Services, Inc.--
  Class A (b)...........................        25,000       495,000
                                                        ------------
FOOD & BEVERAGES (3.4%)
Brinker International, Inc. (b).........        25,000       861,000
Dean Foods Co. (b)......................        26,000       962,520
Hormel Foods Corp.......................        37,000       913,900
McCormick & Co., Inc....................        30,000       769,200
PepsiAmericas, Inc......................        40,000       610,000
Sensient Technologies Corp..............         2,600        64,974
Smithfield Foods, Inc. (b)..............        30,000       633,000
Tyson Foods, Inc.--Class A..............       110,000     1,542,200
                                                        ------------
                                                           6,356,794
                                                        ------------
HEALTH CARE (6.7%)
Apogent Technologies, Inc. (b)..........        35,000       812,000
Barr Laboratories, Inc. (b).............        10,000       666,500
Beckman Coulter, Inc....................        20,000       955,400
DENTSPLY International, Inc.............        30,000     1,190,100
Edwards Lifesciences Corp. (b)..........        25,000       628,000
Express Scripts, Inc. (b)...............        16,000     1,011,360
Gilead Sciences, Inc. (b)...............        52,000     1,618,240
Hillenbrand Industries, Inc.............        20,000     1,292,000
Oxford Health Plans, Inc. (b)...........        20,000       923,200
Quest Diagnostics, Inc. (b).............        28,000     2,574,040
Universal Health Services, Inc.--
  Class B (b)...........................        15,000       698,250
                                                        ------------
                                                          12,369,090
                                                        ------------
INSURANCE (1.0%)
Everest Re Group Ltd....................        15,000     1,018,500
Protective Life Corp....................        24,000       764,640
                                                        ------------
                                                           1,783,140
                                                        ------------
LEISURE (0.3%)
Park Place Entertainment Corp. (b)......        50,000       615,000
                                                        ------------
MEDIA (3.2%)
Belo (A.H.) Corp.--Class A..............        35,000       817,600
Entercom Communications Corp. (b).......        15,000       783,750
Hispanic Broadcasting Corp. (b).........        30,000       804,600
Media General, Inc.--Class A............        10,000       686,200
COMMON STOCKS, CONTINUED:
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Readers Digest Assoc., Inc.--
  Class A...............................        25,000  $    595,000
Washington Post Co.--Class B............         1,900     1,200,420
Westwood One, Inc. (b)..................        30,000     1,080,000
                                                        ------------
                                                           5,967,570
                                                        ------------
METALS (0.5%)
Carpenter Technology Corp...............        14,000       371,000
Precision Castparts Corp................        15,000       530,550
                                                        ------------
                                                             901,550
                                                        ------------
PAPER PRODUCTS (0.7%)
Bowater, Inc............................        20,000       953,600
Longview Fibre Co.......................        40,000       402,000
                                                        ------------
                                                           1,355,600
                                                        ------------
POLLUTION CONTROL (0.5%)
Donaldson Co., Inc......................        22,000       949,300
                                                        ------------
RETAIL (5.4%)
Abercrombie & Fitch Co.--
  Class A (b)...........................        33,000       990,000
American Eagle Outfitters, Inc. (b).....        10,000       254,300
Barnes & Noble, Inc. (b)................        12,000       362,640
BJ's Wholesale Club, Inc. (b)...........        25,000     1,115,750
CDW Computer Centers, Inc. (b)..........        33,000     1,808,400
Coach, Inc. (b).........................        25,000     1,400,000
Dollar Tree Stores, Inc. (b)............        40,000     1,525,600
Lands' End, Inc. (b)....................        20,000     1,005,800
Williams-Sonoma, Inc. (b)...............        25,000     1,440,250
                                                        ------------
                                                           9,902,740
                                                        ------------
TELECOMMUNICATIONS (1.3%)
Broadwing, Inc. (b).....................        50,000       330,000
Price Communications Corp. (b)..........        20,000       336,200
Telephone & Data Systems, Inc...........        20,000     1,720,000
                                                        ------------
                                                           2,386,200
                                                        ------------
TELECOMMUNICATIONS-EQUIPMENT (1.7%)
Advanced Fibre Communication,
  Inc. (b)..............................        20,000       354,800
L-3 Communications Holdings,
  Inc. (b)..............................        15,000     1,916,700
Powerwave Technologies, Inc. (b)........        30,000       358,200
RF Micro Devices, Inc. (b)..............        25,000       435,000
                                                        ------------
                                                           3,064,700
                                                        ------------
TOBACCO (0.4%)
R.J. Reynolds Tobacco Holdings, Inc.....        10,000       692,000
                                                        ------------
TRANSPORTATION & SHIPPING (0.6%)
Expeditors International of
  Washington, Inc.......................        11,000       636,570
GATX Corp...............................        16,000       512,320
                                                        ------------
                                                           1,148,890
                                                        ------------

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC MID CAP EQUITY FUND                                           APRIL 30, 2002

COMMON STOCKS, CONTINUED
                                             SHARES
                                               OR
                                           PRINCIPAL       MARKET
                                             AMOUNT        VALUE
                                          ------------  ------------
UTILITIES (5.1%)
American Water Works Co., Inc...........        20,000  $    874,000
Aquila, Inc.............................        35,000       561,400
DPL, Inc................................        40,000     1,040,800
Energy East Corp........................        45,000       989,550
IDACORP, Inc............................        16,000       605,440
National Fuel Gas Co....................        30,000       714,600
Northeast Utilities.....................        50,000     1,000,000
OGE Energy Corp.........................        45,000     1,064,250
Potomac Electric Power Co...............        40,000       914,400
Questar Corp............................        35,000       976,500
Vectren Corp............................        30,000       748,200
                                                        ------------
                                                           9,489,140
                                                        ------------
TOTAL COMMON STOCKS (Cost $130,691,165)...............   143,634,462
                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.2%)
FEDERAL HOME LOAN BANK (13.5%)
  1.62%, 5/2/02*........................  $ 15,000,000    14,998,650
  1.79%, 5/7/02*........................    10,000,000     9,996,694
                                                        ------------
                                                          24,995,344
                                                        ------------
FANNIE MAE (2.7%)
  1.70%, 5/7/02*........................     5,000,000     4,999,304
                                                        ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $29,996,028)..................................    29,994,648
                                                        ------------
WARRANTS (0.0%)
Dime Bancorp, Inc.......................        40,000         6,000
                                                        ------------
TOTAL WARRANT
  (Cost $0)...........................................         6,000
                                                        ------------
INDEX LINKED TRUST (4.7%)
Cyclical/Transportation Select Sector
  SPDR..................................        30,000       876,000
S&P Mid Cap 400 Depositary..............        80,000     7,887,200
                                                        ------------
TOTAL LINKED TRUST
  (Cost $8,211,988)...................................     8,763,200
                                                        ------------

INVESTMENT COMPANIES (0.8%)
                                                           MARKET
                                             SHARES        VALUE
                                          ------------  ------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................       697,459  $    697,459
Provident Institutional Temporary
  Investment Fund.......................       697,458       697,458
                                                        ------------
TOTAL INVESTMENT COMPANIES
  (Cost $1,394,916)...................................     1,397,917
                                                        ------------
TOTAL INVESTMENTS
  (Cost $170,294,098) (a) -- 99.5%....................   183,793,227
Other assets in excess of liabilities (c) -- 0.5%.....     1,000,628
                                                        ------------
TOTAL NET ASSETS -- 100.0%............................  $184,793,855
                                                        ============

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   29,069,872
Unrealized depreciation...     (15,570,743)
                            --------------
Net unrealized
  appreciation............  $   13,499,129
                            ==============

(b)  Represents non-income producing securities.
(c) Includes $1,375,000 cash held as collateral for futures contracts *Represents a discount note. Rate is yield effective at purchase.
SPDR -- Standard & Poor's Depositary Receipt

                                 NUMBER OF      MARKET       UNREALIZED
                                 CONTRACTS      VALUE       APPRECIATION
                                 ---------   ------------   ------------
PURCHASED FUTURES CONTRACT
S&P Midcap 400 Future, notional
 amount $29,585,750, expiring
 June 14, 2002                      110      $29,636,749      $51,000
                                             -----------      -------
TOTAL FUTURES                                $29,636,749      $51,000

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $170,294,098).........................            $ 183,793,227
Cash held for margin deposits on futures
  contracts.............................                1,375,000
Interest and dividends receivable.......                   76,471
Receivable for capital shares issued....                    4,771
Receivable for net variation margin on
  open futures contracts................                  459,250
Prepaid expenses........................                    8,994
                                                    -------------
  TOTAL ASSETS..........................              185,717,713
LIABILITIES:
Payable for capital shares redeemed.....  $ 31,705
Payable for investments purchased.......   781,412
Accrued expenses and other payables:
  Investment advisory fees..............    17,277
  Administration fees...................     3,702
  Distribution fees.....................    23,495
  Other.................................    66,267
                                          --------
  TOTAL LIABILITIES.....................                  923,858
                                                    -------------
NET ASSETS:
Capital.................................              170,768,325
Accumulated net realized gains from
  investment transactions & futures
  contracts.............................                  475,401
Net unrealized appreciation from
  investments and futures...............               13,550,129
                                                    -------------
NET ASSETS..............................            $ 184,793,855
                                                    =============
Class A
  Net Assets............................            $  55,143,115
  Shares................................                4,699,059
  Offering and redemption price per
    share...............................            $       11.73
                                                    =============
Class B
  Net Assets............................            $  14,618,665
  Shares................................                1,334,907
  Offering price per share*.............            $       10.95
                                                    =============
Class I**
  Net Assets............................            $ 115,032,075
  Shares................................                9,657,115
  Offering and redemption price per
    share...............................            $       11.91
                                                    =============

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Interest income.........................              $     451,249
Dividend income.........................                  1,538,651
                                                      -------------
  TOTAL INCOME..........................                  1,989,900
EXPENSES:
Investment advisory fees................  $1,154,339
Administration fees.....................     247,359
Distribution fees--Class A..............     147,922
Distribution fees--Class B..............     150,972
Custodian fees..........................      41,226
Fund accounting fees....................      59,736
Transfer agent fees.....................     173,358
Trustee fees............................      25,020
Other...................................     140,875
                                          ----------
  Total expenses before voluntary fee
    reductions..........................                  2,140,807
  Expenses voluntarily reduced by
    distributor.........................                    (73,961)
                                                      -------------
  Net Expenses..........................                  2,066,846
                                                      -------------
  NET INVESTMENT LOSS...................                    (76,946)
                                                      -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
  Net realized gains from investment
    transactions and other
    dispositions........................                  4,696,059
  Net realized gains from futures
    contracts...........................                  1,492,500
  Change in unrealized appreciation
    (depreciation) from investments and
    future contracts....................                  3,423,971
                                                      -------------
  Net realized/unrealized gains from
    investments and future contracts....                  9,612,530
                                                      -------------
  Change in net assets resulting from
    operations..........................              $   9,535,584
                                                      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR ENDED APRIL 30,
                                          ------------------------------
                                               2002            2001
                                          --------------  --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)..........  $     (76,946)  $     248,342
  Net realized gains from investment
    transactions and other
    dispositions........................      4,696,059      30,961,564
  Net realized gains from futures
    contracts...........................      1,492,500              --
  Change in unrealized appreciation
    (depreciation) from investments and
    future contracts....................      3,423,971     (22,333,729)
                                          -------------   -------------
Change in net assets resulting from
  operations............................      9,535,584       8,876,177
                                          -------------   -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (12,356)        (28,407)
  In excess of net investment income....             --            (629)
  From net realized gains from
    investment transactions and future
    contracts...........................     (2,035,424)     (6,097,544)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions and future
    contracts...........................     (1,192,491)     (3,625,716)
DIVIDENDS TO CLASS I SHAREHOLDERS*:
  From net investment income............       (145,048)       (224,801)
  In excess of net investment income....             --          (4,866)
  From net realized gains from
    investment transactions and future
    contracts...........................     (9,260,305)    (19,314,043)
                                          -------------   -------------
Change in net assets from shareholder
  dividends.............................    (12,645,624)    (29,291,140)
                                          -------------   -------------
Change in net assets from capital
  transactions..........................     22,235,808      53,595,254
                                          -------------   -------------
Change in net assets....................     19,125,768      33,180,291
NET ASSETS:
  Beginning of year.....................    165,668,087     132,487,796
                                          -------------   -------------
  End of year...........................  $ 184,793,855   $ 165,668,087
                                          =============   =============

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 11.99      $ 14.02      $ 15.33      $ 16.14      $ 15.33
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............       (0.01)        0.01        (0.02)        0.03         0.05
  Net realized and
    unrealized gain from
    investments and
    future contracts.....        0.67         0.98         2.69         1.15         4.92
                              -------      -------      -------      -------      -------
  Net realized gain from
    futures contracts....        0.66         0.99         2.67         1.18         4.97
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.01)       (0.01)          --        (0.04)       (0.05)
  In excess of net
    investment income....          --           (a)          --           --           --
  Net realized gain......       (0.91)       (3.01)       (3.98)       (1.95)       (4.11)
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.92)       (3.02)       (3.98)       (1.99)       (4.16)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $ 11.73      $ 11.99      $ 14.02      $ 15.33      $ 16.14
                              =======      =======      =======      =======      =======
TOTAL RETURN.............        5.99%        5.92%       21.15%        8.59%       36.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $55,143      $28,312      $30,374      $14,034      $13,935
Ratio of expenses to
  average net assets.....        1.37%        1.31%        1.31%        1.28%        1.23%
Ratio of net investment
  income (loss) to
  average net assets.....       (0.22%)       0.09%       (0.17%)       0.20%        0.31%
Ratio of expenses to
  average net assets*....        1.62%        1.56%        1.56%        1.53%        1.48%
Portfolio turnover
  rate**.................          19%          66%          61%         142%          49%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 11.32      $ 13.47      $ 14.97      $ 15.88      $ 15.20
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment loss....       (0.10)       (0.08)       (0.13)       (0.07)       (0.05)
  Net realized and
    unrealized gain from
    investments and
    future contracts.....        0.64         0.94         2.61         1.12         4.84
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.54         0.86         2.48         1.05         4.79
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............          --           --           --        (0.01)          --
  Net realized gain......       (0.91)       (3.01)       (3.98)       (1.95)       (4.11)
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.91)       (3.01)       (3.98)       (1.96)       (4.11)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $ 10.95      $ 11.32      $ 13.47      $ 14.97      $ 15.88
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        5.31%        5.12%       20.31%        7.83%       35.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $14,619      $16,514      $17,209      $19,269      $18,225
Ratio of expenses to
  average net assets.....        2.12%        2.06%        2.06%        2.04%        1.98%
Ratio of net investment
  loss to average net
  assets.................       (0.90%)      (0.66%)      (0.90%)      (0.55%)      (0.43%)
Ratio of expenses to
  average net assets*....            (a)          (a)          (a)          (a)          (a)
Portfolio turnover
  rate**.................          19%          66%          61%         142%          49%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

RBC FUNDS, INC.
RBC MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I*

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......    $  12.13     $  14.14      $ 15.37     $  16.16     $  15.33
                             --------     --------      -------     --------     --------
Investment Activities
  Net investment
    income...............        0.01         0.04         0.01         0.07         0.09
  Net realized and
    unrealized gain from
    investments and
    future contracts.....        0.69         0.99         2.74         1.15         4.94
                             --------     --------      -------     --------     --------
  Total from Investment
    Activities...........        0.70         1.03         2.75         1.22         5.03
                             --------     --------      -------     --------     --------
Dividends
  Net investment
    income...............       (0.01)       (0.03)          (b)       (0.06)       (0.09)
  In excess of net
    investment income....          --           (b)          --           --           --
  Net realized gain......       (0.91)       (3.01)       (3.98)       (1.95)       (4.11)
                             --------     --------      -------     --------     --------
  Total Dividends........       (0.92)       (3.04)       (3.98)       (2.01)       (4.20)
                             --------     --------      -------     --------     --------
Net Asset Value, End of
  Year...................    $  11.91     $  12.13      $ 14.14     $  15.37     $  16.16
                             ========     ========      =======     ========     ========
TOTAL RETURN.............        6.34%        6.17%       21.67%        8.93%       36.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................    $115,032     $120,842      $84,905     $138,897     $179,859
Ratio of expenses to
  average net assets.....        1.12%        1.06%        1.06%        1.03%        1.00%
Ratio of net investment
  income to average net
  assets.................        0.10%        0.35%        0.10%        0.46%        0.56%
Ratio of expense to
  average net assets**...            (a)          (a)          (a)          (a)          (a)
Portfolio turnover
  rate***................          19%          66%          61%         142%          49%

  *  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.
 ** DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
*** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(b)  LESS THAN $0.01 PER SHARES

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                           RBC SMALL CAP EQUITY FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RUSSELL 2000  S&P SMALLCAP    LIPPER SMALL CAP
       CLASS A    INDEX**        600**      GROWTH FUND AVERAGE**
1/95   $10,000        $9,874        $9,859                $10,165
12/95  $12,048       $12,844       $12,996                 $7,393
12/96  $14,755       $14,963       $15,767                 $6,263
12/97  $19,426       $18,308       $19,801                 $5,466
12/98  $21,155       $17,842       $19,543                 $5,345
12/99  $23,358       $21,635       $21,967                 $3,552
12/00  $25,856       $20,981       $24,559                 $3,874
12/01  $25,416       $21,505       $26,157                 $4,375
4/02   $26,786       $22,566       $28,620                 $4,619

    AVERAGE ANNUAL TOTAL RETURN       1 YEAR   5 YEAR  SINCE INCEPTION
Class A                                 8.17%  13.91%           14.40%
Russell 2000 Index                      6.68%   9.66%           11.74%
S&P SmallCap 600                       15.89%  13.68%           15.42%
Lipper Small Cap Growth Fund Average  (7.20%)  10.36%           10.87%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   RUSSELL 2000  S&P SMALLCAP    LIPPER SMALL CAP
       CLASS B***    INDEX**        600**      GROWTH FUND AVERAGE**
1/95      $10,000        $9,874        $9,859                $10,165
12/95     $11,997       $12,844       $12,996                 $7,393
12/96     $14,619       $14,963       $15,767                 $6,263
12/97     $19,109       $18,308       $19,801                 $5,466
12/98     $20,645       $17,842       $19,543                 $5,345
12/99     $22,626       $21,635       $21,967                 $3,552
12/00     $24,848       $20,981       $24,559                 $3,874
12/01     $24,241       $21,505       $26,157                 $4,375
4/02      $25,474       $22,566       $28,620                 $4,619

    AVERAGE ANNUAL TOTAL RETURN       1 YEAR   5 YEAR  SINCE INCEPTION
Class B without Load                    7.30%  13.02%           13.61%
Class B with Load                       2.30%  12.90%           13.61%
Russell 2000 Index                      6.68%   9.66%           11.74%
S&P SmallCap 600                       15.89%  13.68%           15.42%
Lipper Small Cap Growth Fund Average  (7.20%)  10.36%           10.87%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RUSSELL 2000  S&P SMALLCAP    LIPPER SMALL CAP
       CLASS I    INDEX**        600**      GROWTH FUND AVERAGE**
1/95   $10,000        $9,874        $9,859                $10,165
12/95  $12,099       $12,844       $12,996                 $7,393
12/96  $14,894       $14,963       $15,767                 $6,263
12/97  $19,656       $18,308       $19,801                 $5,466
12/98  $21,456       $17,842       $19,543                 $5,345
12/99  $23,752       $21,635       $21,967                 $3,552
12/00  $26,341       $20,981       $24,559                 $3,874
12/01  $25,962       $21,505       $26,157                 $4,375
4/02   $27,368       $22,566       $28,620                 $4,619

    AVERAGE ANNUAL TOTAL RETURN       1 YEAR   5 YEAR  SINCE INCEPTION
Class I                                 8.36%  14.14%           14.73%
Russell 2000 Index                      6.68%   9.66%           11.74%
S&P SmallCap 600                       15.89%  13.68%           15.42%
Lipper Small Cap Growth Fund Average  (7.20%)  10.36%           10.87%

Each chart represents a historical investment of $10,000 in the RBC Small Cap Equity Fund from 1/95 to 4/02, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I sold without sales load. Class B closed to new investors.

The inception date for performance purposes is January 1, 1995. The quoted performance of the RBC Small Cap Equity Fund (formerly Southeast Equity Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class B and Class I, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class. Prior to November 1, 2001 Class A shares were sold subject to front-end sales charge.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** The S&P SMALLCAP 600 INDEX is an unmanaged index generally representative of the domestic stock market of small-sized companies. The RUSSELL 2000 INDEX is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small-to mid-size companies. The Lipper Small Cap Growth Fund Average is the average return of all mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity net assets in companies with market capitalizations (on a three-year weighted basis) of greater that 300% of the dollar weighted median market capitalization of the S&P Small Cap 600 Index.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced greater-than-average market volatility.

*** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                         APRIL 30, 2002

COMMON STOCKS (91.7%)
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
AEROSPACE/DEFENSE (2.0%)
Alliant Techsystems, Inc. (b) ..........     3,000  $   323,100
Armor Holdings, Inc. (b)................     7,000      177,450
Teledyne Technologies, Inc. (b).........     4,000       68,000
                                                    -----------
                                                        568,550
                                                    -----------
AIRLINES (1.0%)
Frontier Airlines, Inc. (b).............     4,500       69,525
SkyWest, Inc............................    10,000      229,500
                                                    -----------
                                                        299,025
                                                    -----------
APPAREL (1.1%)
Chico's FAS, Inc. (b)...................     6,000      216,480
Wolverine World Wide, Inc...............     5,000       90,100
                                                    -----------
                                                        306,580
                                                    -----------
AUTO PARTS (2.0%)
O'Reilly Automotive, Inc. (b)...........     8,000      259,120
Oshkosh Truck Corp......................     4,000      227,680
The Pep Boys--Manny, Moe & Jack.........     5,000       95,750
                                                    -----------
                                                        582,550
                                                    -----------
BANKING & FINANCIAL SERVICES (9.2%)
Boston Private Financial
  Holdings, Inc.........................     6,000      161,100
Chittenden Corp.........................     3,750      123,938
Cullen/Frost Bankers, Inc...............     7,000      264,180
Downey Financial Corp...................     4,500      239,040
East West Bancorp, Inc..................     6,000      214,800
First Midwest Bancorp, Inc..............     8,500      258,655
Hudson United Bancorp...................     7,000      222,180
Jefferies Group, Inc....................     4,000      185,960
Raymond James Financial, Inc............     6,500      217,360
Southwest Bancorporation of
  Texas, Inc. (b).......................     6,000      210,180
Sterling Bancshares, Inc................    13,500      184,680
TrustCo Bank Corp.......................    11,500      148,810
Washington Federal, Inc.................     8,000      208,960
                                                    -----------
                                                      2,639,843
                                                    -----------
BUILDING & CONSTRUCTION (4.4%)
ABM Industries, Inc.....................     3,000      114,900
Florida Rock Industries, Inc............     5,000      199,900
Insituform Technologies, Inc.--
  Class A (b)...........................     4,000       99,400
Ryland Group, Inc.......................     2,000      220,000
Shaw Group, Inc. (b)....................     4,000      122,120
Simpson Manufacturing Co., Inc. (b).....     3,000      197,100
Toll Brothers, Inc. (b).................    10,000      297,500
                                                    -----------
                                                      1,250,920
                                                    -----------
BUSINESS EQUIPMENT & SERVICES (4.8%)
ADVO, Inc. (b)..........................     4,000      173,200
Brady Corp..............................     5,000      182,500
Cerner Corp. (b)........................     4,000      212,440
FactSet Research Systems, Inc...........     5,000      174,150
Fair, Issac & Co., Inc..................     4,000      222,960
Global Payments, Inc....................     5,000      192,100
COMMON STOCKS, CONTINUED:
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
Insight Enterprises, Inc. (b)...........     8,500  $   221,850
                                                    -----------
                                                      1,379,200
                                                    -----------
CHEMICALS (2.3%)
Cambrex Corp............................     3,000      123,270
ChemFirst, Inc..........................     5,000      139,750
OM Group, Inc...........................     3,000      200,250
PolyOne Corp............................    16,000      194,240
                                                    -----------
                                                        657,510
                                                    -----------
COMMERCIAL SERVICES (1.6%)
MAXIMUS, Inc. (b).......................     5,000      155,000
SOURCECORP, Inc. (b)....................     6,000      180,000
Tetra Technology, Inc. (b)..............     8,750      124,775
                                                    -----------
                                                        459,775
                                                    -----------
COMPUTER INDUSTRY (4.4%)
BARRA, Inc. (b).........................     4,000      197,560
CACI International,
  Inc.--Class A (b).....................     2,000       60,348
Dendrite International, Inc. (b)........     7,000       92,750
FileNet Corp. (b).......................    10,000      172,500
HNC Software, Inc. (b)..................     8,000      152,960
Mercury Computer Systems, Inc. (b)......     4,000      115,800
Progress Software Corp. (b).............     4,000       67,400
RadiSys Corp. (b).......................     5,000       73,350
Roxio, Inc. (b).........................     5,000      106,250
THQ, Inc. (b)...........................     6,000      210,360
                                                    -----------
                                                      1,249,278
                                                    -----------
CONSUMER GOODS & SERVICES (0.7%)
Tredegar Corp...........................     8,000      183,600
                                                    -----------
DISTRIBUTION/WHOLESALE (1.7%)
Hughes Supply, Inc......................     5,000      208,600
Performance Food Group Co. (b)..........     4,000      144,124
SCP Pool Corp. (b)......................     4,500      142,605
                                                    -----------
                                                        495,329
                                                    -----------
EDUCATION (0.4%)
Corinthian Colleges, Inc. (b)...........     2,000      117,780
                                                    -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (6.2%)
Actel Corp. (b).........................     6,000      145,800
Alpha Industries, Inc. (b)..............     5,000       61,250
Benchmark Electronics, Inc. (b).........     4,000      121,600
Black Box Corp. (b).....................     3,000      140,370
Cable Design Technologies Corp. (b).....     8,000      100,560
DuPont Photomask, Inc. (b)..............     3,000      116,940
EMCOR Group, Inc. (b)...................     3,000      182,550
Harman International
  Industries, Inc.......................     4,000      236,200
Kulicke and Soffa Industries, Inc.
  (b)...................................    10,000      181,400
Photronics, Inc. (b)....................     6,000      197,700
Technitrol, Inc.........................     7,000      177,800
Vicor Corp. (b).........................     8,000      110,880
                                                    -----------
                                                      1,773,050
                                                    -----------
ENERGY (5.3%)
Atwood Oceanics, Inc. (b)...............     4,000      183,800

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                         APRIL 30, 2002

COMMON STOCKS, CONTINUED:
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
Evergreen Resources, Inc. (b)...........     5,000  $   223,750
Massey Energy Co........................     8,000      119,600
Newfield Exploration Co. (b)............     5,000      189,250
Pogo Producing Co.......................     7,000      239,680
Stone Energy Corp. (b)..................     3,000      127,200
Vintage Petroleum, Inc..................    10,000      138,000
XTO Energy, Inc.........................    15,000      306,000
                                                    -----------
                                                      1,527,280
                                                    -----------
ENVIRONMENTAL SERVICES (0.6%)
Waste Connections, Inc. (b).............     5,000      176,500
                                                    -----------
FOOD & BEVERAGES (2.7%)
American Italian Pasta Co. (b)..........     4,000      198,960
Coca-Cola Bottling Co...................     1,500       73,740
Constellation Brands, Inc. (b)..........     6,000      362,400
Ralcorp Holding, Inc. (b)...............     5,000      140,000
                                                    -----------
                                                        775,100
                                                    -----------
HEALTH CARE (11.4%)
AdvancePCS (b)..........................    10,000      338,100
ArthroCare Corp. (b)....................     5,000       80,100
Cephalon, Inc. (b)......................     5,500      322,520
Coventry Health Care, Inc. (b)..........     4,500      141,750
Enzo Biochem, Inc. (b)..................     7,350      133,035
IDEXX Laboratories, Inc. (b)............     6,000      170,880
IMPATH, Inc. (b)........................     3,500       82,845
Medicis Pharmaceutical Corp. (b)........     4,000      214,200
NDCHealth Corp..........................     6,000      193,020
Orthodontic Centers of America, Inc.
  (b)...................................     8,500      226,525
Pharmaceutical Product
  Development, Inc. (b).................     8,000      201,440
Priority Healthcare Corp. (b)...........     6,000      178,440
Renal Care Group, Inc. (b)..............     5,000      177,500
ResMed, Inc. (b)........................     3,000      111,330
Syncor International Corp. (b)..........     5,000      156,300
TECHNE Corp. (b)........................     6,000      160,140
The Cooper Cos., Inc....................     1,500       79,500
Varian Medical Systems, Inc. (b)........     7,000      303,450
                                                    -----------
                                                      3,271,075
                                                    -----------
HOME FURNISHINGS (0.7%)
Ethan Allen Interiors, Inc..............     5,000      206,050
                                                    -----------
INSURANCE (0.8%)
Hilb, Rogal & Hamilton Co...............     6,000      220,680
                                                    -----------
LEISURE (2.4%)
Argosy Gaming Co. (b)...................     4,000      144,000
Aztar Corp. (b).........................     8,000      186,160
Polaris Industries, Inc.................     3,500      263,550
Winnebago Industries, Inc...............     2,000       93,400
                                                    -----------
                                                        687,110
                                                    -----------
MACHINERY & EQUIPMENT (2.5%)
Graco, Inc..............................     4,500      201,420
Helix Technology Corp...................     6,000      162,360
Manitowoc Co., Inc......................     3,000      131,100
COMMON STOCKS, CONTINUED:
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
Roper Industries, Inc...................     5,000  $   229,950
                                                    -----------
                                                        724,830
                                                    -----------
METALS (2.1%)
Mueller Industries, Inc. (b)............     6,000      204,540
Reliance Steel & Aluminum Co............     7,000      225,750
SPS Technologies, Inc. (b)..............     4,000      156,480
                                                    -----------
                                                        586,770
                                                    -----------
PACKAGING (0.9%)
AptarGroup, Inc.........................     7,000      260,050
                                                    -----------
RESTAURANTS (4.0%)
Applebee's International, Inc...........     6,000      234,240
CEC Entertainment, Inc. (b).............     4,000      184,800
Jack in the Box, Inc. (b)...............     6,000      191,580
RARE Hospitality International, Inc.
  (b)...................................     7,000      196,000
Ruby Tuesday, Inc.......................    10,000      251,200
Ryan Family Steak Houses, Inc. (b)......     3,000       78,600
                                                    -----------
                                                      1,136,420
                                                    -----------
RETAIL (6.7%)
AnnTaylor Stores Corp. (b)..............     3,500      152,145
Fossil, Inc. (b)........................     6,000      166,500
JAKKS Pacific, Inc. (b).................     4,000       77,080
Linens 'n Things, Inc. (b)..............     7,000      242,900
Pier 1 Imports, Inc.....................    10,000      239,500
Regis Corp..............................     8,000      240,480
Stein Mart, Inc. (b)....................    15,000      177,000
Too, Inc. (b)...........................     5,000      150,750
Whole Foods Market, Inc. (b)............     6,000      280,560
Zale Corp. (b)..........................     5,000      198,600
                                                    -----------
                                                      1,925,515
                                                    -----------
SEMICONDUCTOR EQUIPMENT (1.0%)
Axcelis Technologies, Inc. (b)..........    12,000      172,800
Brooks Automation, Inc. (b).............     3,000      106,950
                                                    -----------
                                                        279,750
                                                    -----------
TECHNOLOGY (1.4%)
Kronos, Inc. (b)........................     4,500      182,925
Zebra Technologies
  Corp.--Class A (b)....................     4,000      226,680
                                                    -----------
                                                        409,605
                                                    -----------
TELECOMMUNICATIONS-EQUIPMENT (0.7%)
Anixter International, Inc. (b).........     7,000      202,650
                                                    -----------
TRANSPORTATION & SHIPPING (2.9%)
Forward Air Corp. (b)...................     4,000      108,680
Heartland Express, Inc. (b).............     6,307      123,554
Kansas City Southern Industries, Inc.
  (b)...................................     8,000      128,000
Kirby Corp. (b).........................     3,000       84,150
Landstar System, Inc. (b)...............     2,250      220,275
Roadway Express, Inc....................     5,000      152,500
                                                    -----------
                                                        817,159
                                                    -----------
UTILITIES (3.8%)
Atmos Energy Corp.......................     5,000      119,650

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMALL CAP EQUITY FUND                                         APRIL 30, 2002

COMMON STOCKS, CONTINUED:
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
Energen Corp............................     5,000  $   140,750
New Jersey Resources Corp...............     6,000      192,000
Northwest Natural Gas Co................     7,000      198,800
NorthWestern Corp.......................     5,000      102,850
Philadelphia Suburban Corp..............     8,000      192,800
Piedmont Natural Gas Co., Inc...........     4,000      149,000
                                                    -----------
                                                      1,095,850
                                                    -----------
TOTAL COMMON STOCKS (Cost $22,937,111)............   26,265,384
                                                    -----------

INDEX LINKED TRUST (4.8%)
iShares S&P SmallCap 600/Barra Value
  Index Fund............................    14,000    1,371,020
                                                    -----------
TOTAL INDEX LINKED TRUST (COST $1,360,240)........    1,371,020
                                                    -----------

INVESTMENT COMPANIES (3.3%)
                                                      MARKET
                                           SHARES      VALUE
                                          --------  -----------
Goldman Sachs Financial Square
  Prime Money Market Fund...............   533,978  $   533,978
Provident Institutional Temporary
  Investment Fund.......................   424,109      424,109
                                                    -----------
TOTAL INVESTMENT COMPANIES
  (Cost $958,087).................................      958,087
                                                    -----------
TOTAL INVESTMENT
  (Cost $25,255,438) (a) -- 99.8%.................   28,594,491
Other assets in excess of liabilities -- 0.2%.....       69,870
                                                    -----------
TOTAL NET ASSETS -- 100.0%........................  $28,664,361
                                                    ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   5,100,369
Unrealized depreciation...     (1,761,316)
                            -------------
Net unrealized
  appreciation............  $   3,339,053
                            =============

(b)  Represents non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $25,255,438)..........................                $  28,594,491
Dividends receivable....................                        6,226
Receivable for investments sold.........                       97,287
                                                        -------------
  TOTAL ASSETS..........................                   28,698,004
LIABILITIES:
Payable for capital shares redeemed.....  $         68
Accrued expenses and other payables:
  Investment advisory fees..............         2,671
  Administration fees...................           572
  Distribution fees.....................         4,085
  Other.................................        26,247
                                          ------------
  TOTAL LIABILITIES.....................                       33,643
                                                        -------------
NET ASSETS:
Capital.................................                   25,553,280
Accumulated net realized loss from
  investment transactions...............                     (227,972)
Net unrealized appreciation from
  investments...........................                    3,339,053
                                                        -------------
NET ASSETS..............................                $  28,664,361
                                                        =============
Class A
  Net Assets............................                $   6,068,649
  Shares................................                      492,663
  Offering and redemption price per
    share...............................                $       12.32
                                                        =============
Class B
  Net Assets............................                $   3,483,179
  Shares................................                      295,925
  Offering price per share*.............                $       11.77
                                                        =============
Class I**
  Net Assets............................                $  19,112,533
  Shares................................                    1,534,726
  Offering and redemption price per
    share...............................                $       12.45
                                                        =============

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Dividend income.........................               $     194,246
                                                       -------------
EXPENSES:
Investment advisory fees................  $   213,500
Administration fees.....................       45,750
Distribution fees--Class A..............       27,872
Distribution fees--Class B..............       36,354
Custodian fees..........................        7,625
Fund accounting fees....................       38,160
Transfer agent fees.....................       58,096
Trustee fees............................        4,539
Other...................................       47,682
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     479,578
  Expenses voluntarily reduced by
    distributor.........................                     (13,936)
                                                       -------------
  Net Expenses..........................                     465,642
                                                       -------------
NET INVESTMENT LOSS.....................                    (271,396)
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................                   1,643,257
Change in unrealized appreciation
  (depreciation) from investments.......                     902,863
                                                       -------------
Net realized/unrealized gains from
  investments...........................                   2,546,120
                                                       -------------
Change in net assets resulting from
  operations............................               $   2,274,724
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED APRIL 30,
                                          ----------------------------
                                              2002           2001
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment loss...................  $    (271,396) $    (252,546)
  Net realized gains from investment
    transactions........................      1,643,257      2,501,311
  Change in unrealized appreciation
    (depreciation) from investments.....        902,863     (2,400,113)
                                          -------------  -------------
Change in net assets resulting from
  operations............................      2,274,724       (151,348)
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net realized gains from
    investment transactions.............        (78,683)      (490,666)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............        (54,038)      (328,552)
DIVIDENDS TO CLASS I SHAREHOLDERS*:
  From net realized gains from
    investment transactions.............       (319,843)    (1,535,220)
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................       (452,564)    (2,354,438)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................     (6,064,206)     3,307,961
                                          -------------  -------------
Change in net assets....................     (4,242,046)       802,175
NET ASSETS:
  Beginning of period...................     32,906,407     32,104,232
                                          -------------  -------------
  End of Period.........................  $  28,664,361  $  32,906,407
                                          =============  =============

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                                                                   FOR THE
                                                                                 PERIOD ENDED
                                       FOR THE YEAR ENDED APRIL 30,               APRIL 30,
                             ------------------------------------------------    ------------
                               2002         2001         2000         1999         1998 (A)
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....     $ 11.56      $ 12.50      $ 12.69      $ 14.99       $ 10.00
                              -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............       (0.11)       (0.11)       (0.09)       (0.06)         0.03
  Net realized and
    unrealized gains
    (losses) from
    investments..........        1.04         0.08         2.31        (1.20)         5.87
                              -------      -------      -------      -------       -------
  Total from Investment
    Activities...........        0.93        (0.03)        2.22        (1.26)         5.90
                              -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............          --           --           --           --          (.03)
  In excess of net
    investment income....          --           --           --           --          (.01)
  Net realized gains.....       (0.17)       (0.91)       (2.41)       (1.04)        (0.87)
                              -------      -------      -------      -------       -------
  Total Dividends........       (0.17)       (0.91)       (2.41)       (1.04)        (0.91)
                              -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................     $ 12.32      $ 11.56      $ 12.50      $ 12.69       $ 14.99
                              =======      =======      =======      =======       =======
TOTAL RETURN.............        8.17%       (0.43%)      19.97%       (8.05%)       60.75%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $ 6,069      $ 5,870      $ 6,881      $ 3,046       $ 3,000
Ratio of expenses to
  average net assets.....        1.61%        1.49%        1.46%        1.48%         1.46%(c)
Ratio of net investment
  loss to average net
  assets.................       (0.99%)      (0.85%)      (0.80%)      (0.43%)        0.09%(c)
Ratio of expenses to
  average net assets*....        1.86%        1.74%        1.71%        1.73%         1.82%(c)
Portfolio turnover
  rate**.................          31%          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                                                   FOR THE
                                                                                 PERIOD ENDED
                                       FOR THE YEAR ENDED APRIL 30,               APRIL 30,
                             ------------------------------------------------    ------------
                               2002         2001         2000         1999         1998 (A)
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....     $ 11.14      $ 12.17      $ 12.50      $ 14.90       $ 10.00
                              -------      -------      -------      -------       -------
Investment Activities
  Net investment loss....       (0.19)       (0.19)       (0.20)       (0.14)        (0.03)
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.99         0.07         2.28        (1.22)         5.82
                              -------      -------      -------      -------       -------
  Total from Investment
    Activities...........        0.80        (0.12)        2.08        (1.36)         5.79
                              -------      -------      -------      -------       -------
Dividends
  Net Investment
    income...............          --           --           --           --         (0.02)
  Net realized gains.....       (0.17)       (0.91)       (2.41)       (1.04)        (0.87)
                              -------      -------      -------      -------       -------
  Total Dividends........       (0.17)       (0.91)       (2.41)       (1.04)        (0.89)
                              -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................     $ 11.77      $ 11.14      $ 12.17      $ 12.50       $ 14.90
                              =======      =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        7.30%       (1.20%)      19.09%       (8.79%)       59.50%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $ 3,483      $ 4,159      $ 4,578      $ 5,108       $ 4,938
Ratio of expenses to
  average net assets.....        2.36%        2.24%        2.21%        2.23%         2.21%(c)
Ratio of net investment
  loss to average net
  assets.................       (1.73%)      (1.60%)      (1.53%)      (1.19%)       (0.66%)(c)
Ratio of expenses to
  average net assets*....          (d)          (d)          (d)          (d)         2.32%(c)
Portfolio turnover
  rate**.................          31%          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

RBC FUNDS, INC.
RBC SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I***

                                                                                   FOR THE
                                                                                 PERIOD ENDED
                                       FOR THE YEAR ENDED APRIL 30,               APRIL 30,
                             ------------------------------------------------    ------------
                               2002         2001         2000         1999         1998 (A)
                             ---------    ---------    ---------    ---------    ------------
Net Asset Value,
  Beginning of Period....     $ 11.66      $ 12.57      $ 12.72      $ 14.99       $ 10.00
                              -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............       (0.07)       (0.06)       (0.07)       (0.02)         0.06
  Net realized and
    unrealized gain
    (loss) from
    investments..........        1.03         0.06         2.33        (1.21)         5.86
                              -------      -------      -------      -------       -------
  Total from Investment
    Activities...........        0.96           --         2.26        (1.23)         5.92
                              -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............          --           --           --           --         (0.06)
  Net realized gain......       (0.17)       (0.91)       (2.41)       (1.04)        (0.87)
                              -------      -------      -------      -------       -------
  Total Dividends........       (0.17)       (0.91)       (2.41)       (1.04)        (0.93)
                              -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................     $ 12.45      $ 11.66      $ 12.57      $ 12.72       $ 14.99
                              =======      =======      =======      =======       =======
TOTAL RETURN.............        8.36%       (0.17%)      20.24%       (7.84%)       60.98%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........     $19,113      $22,877      $20,645      $30,057       $31,583
Ratio of expenses to
  average net assets.....        1.36%        1.24%        1.21%        1.23%         1.16%(c)
Ratio of net investment
  income (loss) to
  average net assets.....       (0.72%)      (0.60%)      (0.51%)      (0.19%)        0.46%(c)
Ratio of expenses to
  average net assets*....          (d)          (d)          (d)          (d)         1.27%(c)
Portfolio turnover
  rate**.................          31%          71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
***  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                           RBC GOVERNMENT INCOME FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LEHMAN BROTHERS        LIPPER
                INTERMEDIATE    SHORT-INTERMEDIATE
                 GOVERNMENT      U.S. GOVERNMENT
      CLASS A   BOND INDEX**        AVERAGE**
4/92  $10,000          $10,000             $10,000
4/93  $10,891          $11,197             $11,085
4/94  $11,078          $11,298             $11,142
4/95  $11,440          $11,995             $11,704
4/96  $12,343          $12,899             $12,520
4/97  $12,752          $13,703             $13,270
4/98  $13,883          $14,892             $14,286
4/99  $14,698          $15,837             $15,062
4/00  $14,884          $16,170             $15,319
4/01  $16,623          $18,053             $16,983
4/02  $17,641          $19,370             $18,126

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class A                          6.28%   6.48%    5.84%
Lehman Brothers Intermediate
Government Bond Index            7.28%   7.17%    6.83%
Lipper Short-Intermeditae U.S.
Government Average               6.49%   6.18%    6.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  LEHMAN BROTHERS        LIPPER
                   INTERMEDIATE    SHORT-INTERMEDIATE
                    GOVERNMENT      U.S. GOVERNMENT
      CLASS B***   BOND INDEX**        AVERAGE**
4/92     $10,000          $10,000             $10,000
4/93     $10,838          $11,197             $11,085
4/94     $10,968          $11,298             $11,142
4/95     $11,247          $11,995             $11,704
4/96     $12,044          $12,899             $12,520
4/97     $12,368          $13,703             $13,270
4/98     $13,400          $14,892             $14,286
4/99     $14,102          $15,837             $15,062
4/00     $14,224          $16,170             $15,319
4/01     $15,792          $18,053             $16,983
4/02     $16,671          $19,370             $18,126

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class B without Load             5.76%   5.93%    5.24%
Class B with Load                2.76%   5.78%    5.24%
Lehman Brothers Intermediate
Government Bond Index            7.28%   7.17%    6.83%
Lipper Short-Intermediate U.S.
Government Average               6.49%   6.18%    6.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LEHMAN BROTHERS        LIPPER
                INTERMEDIATE    SHORT-INTERMEDIATE
                 GOVERNMENT      U.S. GOVERNMENT
      CLASS I   BOND INDEX**        AVERAGE**
4/92  $10,000          $10,000             $10,000
4/93  $10,933          $11,197             $11,085
4/94  $11,178          $11,298             $11,142
4/95  $11,580          $11,995             $11,704
4/96  $12,525          $12,899             $12,520
4/97  $12,972          $13,703             $13,270
4/98  $14,172          $14,892             $14,286
4/99  $15,026          $15,837             $15,062
4/00  $15,270          $16,170             $15,319
4/01  $17,079          $18,053             $16,983
4/02  $18,174          $19,370             $18,126

 AVERAGE ANNUAL TOTAL RETURN    1 YEAR  5 YEAR  10 YEAR
Class I                          6.55%   6.74%    6.16%
Lehman Brothers Intermediate
Government Bond Index            7.28%   7.17%    6.83%
Lipper Short-Intermediate U.S.
Government Average               6.49%   6.18%    6.12%

Each chart represents a historical investment of $10,000 in the RBC Government Income Fund from 4/92 to 4/02, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I sold without sales load. Class B closed to new investors.

The inception date for performance purposes is December 31, 1990. The quoted performance of the RBC Government Income Fund (formerly Federal Securities Fund) includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 0.94%, 1.69% and 0.69% of average daily net assets for Class A, Class B and Class I, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class. Prior to November 1, 2001 Class A shares were sold subject to front-end sales charge.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** The LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is an unmanaged index generally representative of the Intermediate Government bond market. The LIPPER SHORT-INTERMEDIATE U.S. GOVERNMENT AVERAGE is representative of the average of the total returns reported by all of the mutual funds designated by Lipper. Inc. that fall into this category. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

*** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC GOVERNMENT INCOME FUND                                        APRIL 30, 2002

U.S. GOVERNMENT AGENCY OBLIGATIONS (97.1%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
FEDERAL FARM CREDIT BANK (3.4%)
6.88%, 5/1/02...........................  $1,000,000  $ 1,000,123
                                                      -----------
FEDERAL HOME LOAN BANK (30.7%)
3.13%, 11/14/03.........................   1,000,000    1,000,463
5.38%, 1/5/04...........................   2,000,000    2,070,476
4.13%, 11/15/04.........................   4,000,000    4,035,224
5.38%, 5/15/06..........................   2,000,000    2,055,382
                                                      -----------
                                                        9,161,545
                                                      -----------
FREDDIE MAC (41.9%)
6.25%, 7/15/04..........................   5,000,000    5,270,045
5.75%, 3/15/09..........................   5,000,000    5,121,075
6.63%, 9/15/09..........................   2,000,000    2,142,308
                                                      -----------
                                                       12,533,428
                                                      -----------
FANNIE MAE (21.1%)
6.50%, 8/15/04..........................   4,500,000    4,776,457
5.00%, 1/15/07..........................   1,500,000    1,509,203
                                                      -----------
                                                        6,285,660
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $27,770,696)................................   28,980,756
                                                      -----------

INVESTMENT COMPANIES (1.9%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Financial Square Treasury Short
  Term Money Market Fund................     283,761  $   283,761
Provident Institutional Temporary
  Investment Fund.......................     283,760      283,760
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $567,521)...................................      567,521
                                                      -----------
TOTAL INVESTMENTS
  (Cost $28,338,217)(a) -- 99.0%....................   29,548,277
Other assets in excess of liabilities -- 1.0%.......      294,192
                                                      -----------
TOTAL NET ASSETS -- 100.0%..........................  $29,842,469
                                                      ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $  1,210,571
Unrealized depreciation...          (511)
                            ------------
Net unrealized
  appreciation............  $  1,210,060
                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $28,338,217)..........................            $29,548,277
Interest and dividends receivable.......                434,097
                                                    -----------
  TOTAL ASSETS..........................             29,982,374

LIABILITIES:
Dividends payable.......................  $111,504
Accrued expenses and other payables:
  Investment advisory fees..............     1,228
  Administration fees...................       614
  Distribution fees.....................     1,299
  Other.................................    25,260
                                          --------
  TOTAL LIABILITIES.....................                139,905
                                                    -----------
NET ASSETS:
Capital.................................             30,619,824
Accumulated net realized losses from
  investment transactions...............             (1,987,415)
Net unrealized appreciation from
  investments...........................              1,210,060
                                                    -----------
NET ASSETS..............................            $29,842,469
                                                    ===========
Class A
  Net Assets............................            $ 5,112,752
  Shares................................                498,271
  Offering and redemption price per
    share...............................            $     10.26
                                                    ===========

Class B
  Net Assets............................            $   421,369
  Shares................................                 41,100
  Offering price per share*.............            $     10.25
                                                    ===========

Class I**
  Net Assets............................            $24,308,348
  Shares................................              2,368,858
  Offering and redemption price per
    share...............................            $     10.26
                                                    ===========

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Interest income.........................            $2,386,128
Dividend income.........................                15,526
                                                    ----------
  TOTAL INCOME..........................             2,401,654

EXPENSES:
Investment advisory fees................  $120,717
Administration fees.....................    60,358
Distribution fees--Class A..............    26,209
Distribution fees--Class B..............     3,890
Custodian fees..........................    10,061
Fund accounting fees....................    32,407
State registration fees.................    17,824
Transfer agent fees.....................    34,725
Trustee fees............................     6,117
Other...................................    34,019
                                          --------

  Total expenses before voluntary fee
    reductions..........................               346,327
  Expenses voluntarily reduced by
    distributor.........................               (14,077)
                                                    ----------
  Net Expenses..........................               332,250
                                                    ----------
NET INVESTMENT INCOME...................             2,069,404
                                                    ----------

REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................               686,800
Change in unrealized appreciation
  (depreciation) from investments.......              (353,343)
                                                    ----------
Net realized/unrealized gains from
  investments...........................               333,457
                                                    ----------
Change in net assets resulting from
  operations............................            $2,402,861
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR ENDED APRIL 30,
                                          ------------------------------
                                               2002            2001
                                          --------------  --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $   2,069,404   $   2,571,209
  Net realized gains (losses) from
    investment transactions.............        686,800        (808,914)
  Change in unrealized appreciation
    (depreciation) from investments.....       (353,343)      2,798,998
                                          -------------   -------------
Change in net assets resulting from
  operations............................      2,402,861       4,561,293
                                          -------------   -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............       (258,425)       (258,355)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............        (17,189)        (13,255)
DIVIDENDS TO CLASS I SHAREHOLDERS*:
  From net investment income............     (1,793,790)     (2,299,599)
                                          -------------   -------------
Change in net assets from shareholder
  dividends.............................     (2,069,404)     (2,571,209)
                                          -------------   -------------
Change in net assets from capital
  transactions..........................     (9,811,904)    (10,879,588)
                                          -------------   -------------
Change in net assets....................     (9,478,447)     (8,889,504)
NET ASSETS:
  Beginning of period...................     39,320,916      48,210,420
                                          -------------   -------------
  End of period.........................  $  29,842,469   $  39,320,916
                                          =============   =============

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 10.14      $  9.66      $ 10.03      $ 10.19      $  9.94
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.51         0.56         0.50         0.50         0.55
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.12         0.48        (0.33)        0.04         0.25
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.63         1.04         0.17         0.54         0.80
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.51)       (0.56)       (0.50)       (0.50)       (0.55)
  Net realized gains.....          --           --        (0.04)       (0.20)          --
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.51)       (0.56)       (0.54)       (0.70)       (0.55)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $ 10.26      $ 10.14      $  9.66      $ 10.03      $ 10.19
                              =======      =======      =======      =======      =======
TOTAL RETURN.............        6.28%       11.01%        1.73%        5.38%        8.21%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $ 5,113      $ 5,139      $ 4,493      $   678      $   531
Ratio of expenses to
  average net assets.....        1.04%        0.93%        0.88%        0.84%        0.84%
Ratio of net investment
  income to average net
  assets.................        4.93%        5.61%        5.13%        4.85%        5.42%
Ratio of expenses to
  average net assets*....        1.29%        1.18%        1.13%        1.09%        1.09%
Portfolio turnover
  rate**.................          35%         103%          60%         104%         121%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 10.13      $  9.66      $ 10.03      $ 10.18      $  9.94
                              -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............        0.46         0.51         0.45         0.45         0.50
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.12         0.47        (0.33)        0.05         0.24
                              -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        0.58         0.98         0.12         0.50         0.74
                              -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............       (0.46)       (0.51)       (0.45)       (0.45)       (0.50)
  Net realized gains.....          --           --        (0.04)       (0.20)          --
                              -------      -------      -------      -------      -------
  Total Dividends........       (0.46)       (0.51)       (0.49)       (0.65)       (0.50)
                              -------      -------      -------      -------      -------
Net Asset Value, End of
  Year...................     $ 10.25      $ 10.13      $  9.66      $ 10.03      $ 10.18
                              =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        5.76%       10.36%        1.23%        4.96%        7.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $   421      $   323      $   232      $   195      $   131
Ratio of expenses to
  average net assets.....        1.54%        1.43%        1.38%        1.35%        1.36%
Ratio of net investment
  income to average net
  assets.................        4.42%        5.13%        4.63%        4.32%        4.93%
Ratio of expenses to
  average net assets*....        1.79%        1.68%        1.63%        1.60%        1.61%
Portfolio turnover
  rate**.................          35%         103%          60%         104%         121%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                                   CONTINUED

RBC FUNDS, INC.
RBC GOVERNMENT INCOME FUND

Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS I*

                                             FOR THE YEAR ENDED APRIL 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Year......     $ 10.14      $  9.66      $ 10.03     $  10.19     $   9.94
                              -------      -------      -------     --------     --------
Investment Activities
  Net investment
    income...............        0.53         0.58         0.53         0.52         0.57
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.12         0.48        (0.33)        0.04         0.25
                              -------      -------      -------     --------     --------
  Total from Investment
    Activities...........        0.65         1.06         0.20         0.56         0.82
                              -------      -------      -------     --------     --------
Dividends
  Net investment
    income...............       (0.53)       (0.58)       (0.53)       (0.52)       (0.57)
  Net realized gains.....          --           --        (0.04)       (0.20)          --
                              -------      -------      -------     --------     --------
  Total Dividends........       (0.53)       (0.58)       (0.57)       (0.72)       (0.57)
                              -------      -------      -------     --------     --------
Net Asset Value, End of
  Year...................     $ 10.26      $ 10.14      $  9.66     $  10.03     $  10.19
                              =======      =======      =======     ========     ========
TOTAL RETURN.............        6.55%       11.29%        1.99%        5.64%        8.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year
  (000)..................     $24,308      $33,859      $43,486     $118,640     $131,068
Ratio of expenses to
  average net assets.....        0.79%        0.68%        0.63%        0.59%        0.59%
Ratio of net investment
  income to average net
  assets.................        5.19%        5.87%        5.31%        5.11%        5.68%
Portfolio turnover
  rate**.................          35%         103%          60%         104%         121%

  *  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                            RBC QUALITY INCOME FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         LEHMAN BROTHERS           LIPPER CORPORATE DEBT FUNDS
       CLASS A  GOVERNMENT/CORPORATE BOND INDEX**       A RATED AVERAGE**
5/99   $10,000                            $10,000                       $9,884
12/99   $9,932                             $9,879                       $9,945
12/00  $11,066                            $11,050                      $10,198
12/01  $11,659                            $11,990                       $9,924
4/02   $11,663                            $12,164                      $10,176

        AVERAGE ANNUAL TOTAL RETURN          1 YEAR  SINCE INCEPTION
Class A                                       3.67%            5.31%
Lehman Brothers Government/
Corporate Bond Index                          7.48%            7.33%
Lipper Corporate Debt Funds A Rated Average   6.35%            7.01%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       CLASS B WITH LOAD (RETURN REFLECTS
                           THE APPROPRIATE CONTINGENT
         CLASS B              DEFERRED SALES CHARGE                    LEHMAN BROTHERS           LIPPER CORPORATE DEBT FUNDS
       WITHOUT LOAD  (MAXIMUM DEFERRED SALES LOAD IS 3.00%))  GOVERNMENT/CORPORATE BOND INDEX**       A RATED AVERAGE**
6/00        $10,000                                  $10,000                            $10,000                      $10,217
12/00       $10,876                                  $10,876                            $11,050                      $10,198
12/01       $11,402                                  $11,102                            $11,990                       $9,924
4/02        $11,387                                  $11,087                            $12,164                      $10,176

        AVERAGE ANNUAL TOTAL RETURN          1 YEAR  SINCE INCEPTION
Class B without Load                          3.17%            7.14%
Class B with Load                             0.24%            5.63%
Lehman Brothers Government/
Corporate Bond Index                          7.48%            7.33%
Lipper Corporate Debt Funds A Rated Average   6.35%            7.01%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         LEHMAN BROTHERS           LIPPER CORPORATE DEBT FUNDS
       CLASS I  GOVERNMENT/CORPORATE BOND INDEX**       A RATED AVERAGE**
5/99   $10,000                            $10,000                       $9,884
12/99   $9,941                             $9,879                       $9,945
12/00  $11,103                            $11,050                      $10,198
12/01  $11,728                            $11,990                       $9,924
4/01   $11,742                            $12,164                      $10,176

        AVERAGE ANNUAL TOTAL RETURN          1 YEAR  SINCE INCEPTION
Class I                                       3.93%            5.55%
Lehman Brothers Government/
Corporate Bond Index                          7.48%            7.33%
Lipper Corporate Debt Funds A Rated Average   6.35%            7.01%

Each chart represents a historical investment of $10,000 in the RBC Quality Income Fund from 5/99 to 4/02 (classes A and I) and 6/00 to 4/02 (class B), and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I sold without sales load. Class B closed to new investors.

** THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged index generally representative of the intermediate government and corporate bond markets. The Lipper Corporate Debt Funds A Rated Average is representative of the average of the total returns reported by all mutual funds designated by Lipper, Inc. that fall into this category.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

The inception date for performance purposes is May 11, 1999 for classes A and C, and June 12, 2000 for Class B.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                           APRIL 30, 2002

ASSET BACKED SECURITIES (2.7%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
BANKING & FINANCIAL SERVICES (2.7%)
CIT RV Trust, Series 1999-A, Class A3,
  5.96%, 4/15/11........................  $  530,000  $   545,930
Discover Card Master Trust 1,
  Series 1999-2, Class B, 6.10%,
  10/15/04..............................     750,000      749,667
Green Tree Recreational, Equipment &
  Consumer Trust, Series 1997-C,
  Class A1, 6.49%, 2/15/18..............     140,703      144,856
The Money Store Equity Trust,
  Series 1996-A, Class A7, 7.36%,
  3/15/24...............................     287,722      296,999
WFS Financial Owner Trust,
  Series 1999-B, Class A3, 6.32%,
  10/20/03..............................      30,608       30,903
                                                      -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $1,736,316).................................    1,768,355
                                                      -----------
CORPORATE BONDS (70.1%)
AIRLINES (0.8%)
American Airlines, Inc., Series 99-1,
  7.02%, 10/15/09.......................     500,000      513,901
                                                      -----------
AUTOMOTIVE (3.2%)
DaimlerChrysler NA Holding, 6.90%,
  9/1/04................................   1,000,000    1,039,263
General Motors Corp., 7.10%, 3/15/06....   1,000,000    1,040,111
                                                      -----------
                                                        2,079,374
                                                      -----------
BANKING & FINANCIAL SERVICES (26.8%)
American Financial Group, 7.13%,
  4/15/09...............................   1,000,000      916,560
Asian Development Bank, Series MTN,
  4.88%, 2/5/07.........................     250,000      249,101
Bank One Corp., 7.60%, 5/1/07...........     350,000      382,274
BankAmerica Corp., 6.38%, 2/15/08.......     500,000      512,138
BankBoston NA, 7.38%, 9/15/06...........     200,000      213,620
BB&T Corp., 6.38%, 6/30/05..............     500,000      514,975
Bear Stearns Co., Inc., 7.63%, 12/7/09..     500,000      532,813
Capital One Bank Co., 6.65%, 3/15/04....   1,000,000    1,016,329
Citigroup, Inc., 7.25%, 10/1/10.........   1,000,000    1,072,167
Countrywide Home Loan, Series K, MTN,
  5.50%, 2/1/07.........................     250,000      249,663
Donaldson Lufkin & Jenrette, 6.88%,
  11/1/05...............................     200,000      212,314
European Investment Bank, Series MTN,
  4.88%, 9/6/06.........................     250,000      249,655
Ford Motor Credit Co., 7.38%, 2/1/11....   1,000,000    1,004,907
General Electric Capital Corp.,
  Series A, MTN, 6.13%, 2/22/11.........     500,000      499,901
General Motors Acceptance Corp.,
  Series MTN, 8.38%, 2/22/05............   1,000,000    1,083,241
Goldman Sachs Group, Inc., Series B,
  MTN, 7.35%, 10/1/09...................     250,000      265,539
Household Financial Corp., 5.75%,
  1/30/07...............................     500,000      492,856
International Bank Reconciliation &
  Development, 4.38%, 9/28/06...........     500,000      492,572
CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
JP Morgan Chase & Co., 7.25%, 6/1/07....  $  500,000  $   533,235
KeyCorp, 6.75%, 3/15/06.................     500,000      519,152
KFW International Finance, 4.75%,
  1/24/07...............................     200,000      198,387
Lehman Brothers Holdings, 7.75%,
  1/15/05...............................     500,000      538,386
Mellon Funding Corp., 7.50%, 6/15/05....     200,000      218,261
Merrill Lynch & Co., Inc., 6.38%,
  10/15/08..............................     500,000      513,119
Morgan Stanley Dean Witter, 6.75%,
  4/15/11...............................     500,000      504,976
National Australia Bank, 6.60%,
  12/10/07..............................     500,000      518,647
PNC Funding Corp., 6.13%, 9/1/03........     500,000      516,204
Sears Roebuck Acceptance, 6.90%,
  8/1/03................................     200,000      207,735
SunTrust Bank, Inc., 6.38%, 4/1/11......     500,000      511,517
Synovus Financial, 7.25%, 12/15/05......     500,000      536,836
Tyco Capital Corp., 7.63%, 8/16/05......     500,000      496,257
U.S. Bancorp., 8.00%, 7/2/04............     500,000      537,080
Wachovia Corp., 7.45%, 7/15/05..........     500,000      541,234
Washington Mutual, Inc., 5.63%,
  1/15/07...............................     200,000      200,042
Wells Fargo & Co., 5.13%, 2/15/07.......     500,000      498,169
                                                      -----------
                                                       17,549,862
                                                      -----------
CABLE (1.3%)
TCI Communications, Inc., 9.65%,
  10/1/03...............................     850,000      872,899
                                                      -----------
CHEMICALS (3.2%)
E.I. Du Pont de Nemours & Co., 8.25%,
  9/15/06...............................     500,000      562,992
PPG Industries, Inc., 6.75%, 8/15/04....   1,000,000    1,048,107
Union Carbide Corp., 6.70%, 4/1/09......     500,000      478,893
                                                      -----------
                                                        2,089,992
                                                      -----------
COMMERCIAL SERVICES (2.3%)
First Data Corp., 4.70%, 11/1/06........     500,000      490,616
Hertz Corp., 7.63%, 8/15/07.............   1,000,000      998,921
                                                      -----------
                                                        1,489,537
                                                      -----------
COMPUTER INDUSTRY (0.4%)
IBM Corp., 4.88%, 10/1/06...............     250,000      248,132
                                                      -----------
CONSUMER GOODS & SERVICES (0.4%)
Kimberly-Clark Corp., 5.63%, 2/15/12....     250,000      245,904
                                                      -----------
ELECTRIC--INTEGRATED (1.1%)
Alabama Power Co., Series L, 7.13%,
  10/1/07...............................     500,000      535,287
Progress Energy, Inc., 5.85%, 10/30/08..     200,000      195,679
                                                      -----------
                                                          730,966
                                                      -----------
FOOD & BEVERAGES (2.3%)
Coca-Cola Enterprises, 5.38%, 8/15/06...     500,000      503,467
ConAgra Foods, Inc., 6.00%, 9/15/06.....     200,000      203,878
Diageo PLC, 7.13%, 9/15/04..............     250,000      267,248
General Mills, Inc., 5.13%, 2/15/07.....     300,000      295,016

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                           APRIL 30, 2002

CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Unilever Capital Corp., 7.13%, 11/1/10..  $  200,000  $   216,281
                                                      -----------
                                                        1,485,890
                                                      -----------
FOREIGN AGENCY (2.4%)
Canadian Government, 5.25%, 11/5/08.....     250,000      252,067
Ontario Province, 5.50%, 10/1/08........     500,000      505,648
Quebec Province, 7.00%, 1/30/07.........     500,000      538,446
Republic of Italy, Series MTN, 6.00%,
  2/22/11...............................     300,000      306,903
                                                      -----------
                                                        1,603,064
                                                      -----------
FORESTRY (0.8%)
Weyerhaeuser Co., 8.38%, 2/15/07........     500,000      552,044
                                                      -----------
HEALTH CARE (1.9%)
Bristol-Myers Squibb Co., 5.75%,
  10/1/11...............................     200,000      196,987
Wyeth, 6.25%, 3/15/06...................   1,000,000    1,040,618
                                                      -----------
                                                        1,237,605
                                                      -----------
INSURANCE (3.2%)
AIG SunAmerica, Series MTN, 5.75%,
  2/16/09...............................     500,000      501,489
Allstate Corp., 5.38%, 12/1/06..........     500,000      503,481
John Hancock Global, Series 144 A,
  7.90%, 7/2/10 (b).....................   1,000,000    1,112,213
                                                      -----------
                                                        2,117,183
                                                      -----------
MACHINERY & EQUIPMENT (0.3%)
Caterpillar, Inc., 7.25%, 9/15/09.......     200,000      216,046
                                                      -----------
MEDIA (1.4%)
AOL Time Warner, Inc., 8.11%, 8/15/06...     400,000      420,035
Viacom, Inc., 7.75%, 6/1/05.............     250,000      269,665
Walt Disney Co., 6.38%, 3/1/12..........     200,000      197,798
                                                      -----------
                                                          887,498
                                                      -----------
OIL/GAS (1.8%)
Anadarko Petroleum Corp., 6.13%,
  3/15/12...............................     200,000      195,360
BP Canada Energy Co., 6.75%, 2/15/05....     200,000      211,481
Conoco, Inc., 5.90%, 4/15/04............     500,000      517,043
Phillips Petroleum Co., 8.50%, 5/25/05..     200,000      221,714
                                                      -----------
                                                        1,145,598
                                                      -----------
PAPER PRODUCTS (0.3%)
International Paper Co., 6.13%,
  11/1/03...............................     200,000      206,113
                                                      -----------
REAL ESTATE (1.9%)
EOP Operating LP, 6.50%, 6/15/04........     200,000      206,636
Simon Property Group, Inc.,
  Series MTN, 7.13%, 6/24/05............   1,000,000    1,041,004
                                                      -----------
                                                        1,247,640
                                                      -----------
CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
RESTAURANTS (0.8%)
Darden Restaurants, Inc., 8.38%,
  9/15/05...............................  $  500,000  $   551,008
                                                      -----------
RETAIL (2.3%)
Kroger Co., 7.38%, 3/1/05...............     200,000      212,780
Safeway, Inc., 7.25%, 9/15/04...........     200,000      212,620
Target Corp., 7.50%, 2/15/05............     500,000      538,977
Wal-Mart Stores, Inc., 6.88%, 8/10/09...     500,000      535,839
                                                      -----------
                                                        1,500,216
                                                      -----------
TELECOMMUNICATIONS (6.4%)
AT&T Canada, Inc., 7.65%, 9/15/06.......     500,000       82,500
AT&T Wireless Services, Inc., 7.35%,
  3/1/06................................     250,000      249,889
BellSouth Corp., 6.00%, 10/15/11........     250,000      241,385
British Telecom PLC, 7.88%, 12/15/05....     250,000      268,036
Deutsche Telekom International Finance,
  7.75%, 6/15/05........................     250,000      263,623
Qwest Capital Funding, 6.25%, 7/15/05...   1,000,000      833,158
SBC Communications, Inc., 5.88%,
  2/1/12................................     250,000      238,942
Sprint Capital Corp., 6.38%, 5/1/09.....   1,000,000      902,762
Verizon Wireless, Inc., Series 144A,
  5.38%, 12/15/06 (b)...................     500,000      478,236
WorldCom, Inc., 7.55%, 4/1/04...........   1,000,000      600,000
                                                      -----------
                                                        4,158,531
                                                      -----------
TEXTILES (0.8%)
VF Corp., 8.10%, 10/1/05................     500,000      537,689
                                                      -----------
TOBACCO (0.3%)
Philip Morris, 7.00%, 7/15/05...........     200,000      211,277
                                                      -----------
TRANSPORTATION & SHIPPING (1.9%)
Atlas Air, Inc., Series 1999, Class A1,
  7.20%, 1/2/19.........................     461,658      439,009
Burlington Northern Santa Fe, Series H,
  9.25%, 10/1/06........................     500,000      571,655
Union Pacific Corp., 5.84%, 5/25/04.....     220,000      226,272
                                                      -----------
                                                        1,236,936
                                                      -----------
UTILITIES (1.8%)
Dominion Resources, Inc. Series A,
  8.13%, 6/15/10........................     500,000      550,467
National Rural Utilities, Series C, MTN,
  6.50%, 3/1/07.........................     100,000      102,296
Niagra Mohawk Power Co., 7.75%,
  5/15/06...............................     500,000      537,932
                                                      -----------
                                                        1,190,695
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost $46,250,017)................................   45,905,600
                                                      -----------

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC QUALITY INCOME FUND                                           APRIL 30, 2002

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.5%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
FREDDIE MAC (8.1%)
6.75%, 9/15/29..........................  $5,000,000  $ 5,285,300
                                                      -----------
FANNIE MAE (6.0%)
7.25%, 5/15/30..........................   3,500,000    3,934,154
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.8%)
8.00%, 12/15/30.........................   1,232,625    1,305,719
8.00%, 8/15/31..........................     749,164      793,622
8.00%, 9/15/31..........................     761,856      807,067
8.00%, 10/15/31.........................     834,480      884,001
                                                      -----------
                                                        3,790,409
                                                      -----------
TENNESSEE VALLEY AUTHORITY (4.6%)
6.25%, 12/15/17, Series E...............   3,000,000    3,031,689
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $15,075,788)................................   16,041,552
                                                      -----------

INVESTMENT COMPANIES (1.8%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................     587,796  $   587,796
Provident Institutional Temporary
  Investment Fund.......................     587,796      587,796
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $1,175,592).................................    1,175,592
                                                      -----------
TOTAL INVESTMENTS
  (Cost $64,237,713) (a) -- 99.1%                      64,891,099
Other assets in excess of liabilities -- 0.9%.......      621,714
                                                      -----------
TOTAL NET ASSETS -- 100.0%..........................  $65,512,813
                                                      ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   2,087,399
Unrealized depreciation...     (1,434,013)
                            -------------
Net unrealized
  appreciation............  $     653,386
                            =============

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.
MTN -- Medium Term Note
PLC -- Public Limited Company

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $64,237,713)..........................            $64,891,099
Interest and dividends receivable.......                946,495
                                                    -----------
  TOTAL ASSETS..........................             65,837,594
LIABILITIES:
Dividends payable.......................  $286,125
Accrued expenses and other payables:
  Investment advisory fees..............     5,640
  Administration fees...................     1,410
  Distribution fees.....................       167
  Other.................................    31,439
                                          --------
  TOTAL LIABILITIES.....................                324,781
                                                    -----------
NET ASSETS:
Capital.................................             64,917,589
Accumulated net investment loss.........                (85,494)
Accumulated net realized gains from
  investment transactions...............                 27,332
Net unrealized appreciation from
  investments...........................                653,386
                                                    -----------
NET ASSETS..............................            $65,512,813
                                                    -----------
Class A
  Net Assets............................            $   493,085
  Shares................................                 50,087
  Offering and redemption price per
    share...............................            $      9.84
                                                    ===========
Class B
  Net Assets............................            $   107,693
  Shares................................                 10,941
  Offering price per share*.............            $      9.84
                                                    ===========
Class I**
  Net Assets............................            $64,912,035
  Shares................................              6,595,837
  Offering and redemption price per
    share...............................            $      9.84
                                                    ===========

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Interest income.........................            $ 5,082,903
Dividend income.........................                 34,974
                                                    -----------
  TOTAL INCOME..........................              5,117,877
EXPENSES:
Investment advisory fees................  $487,489
Administration fees.....................   121,872
Distribution fees--Class A..............     2,342
Distribution fees--Class B..............       925
Custodian fees..........................    20,311
Fund accounting fees....................    40,647
Transfer agent fees.....................    36,319
Trustee fees............................    11,995
Other...................................    65,457
                                          --------
  Total expenses before voluntary fee
    reductions..........................                787,357
  Expenses voluntarily reduced by
    distributor.........................                 (1,410)
                                                    -----------
  Net Expenses..........................                785,947
                                                    -----------
NET INVESTMENT INCOME...................              4,331,930
                                                    -----------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................                247,716
Change in unrealized appreciation
  (depreciation) from investments.......             (1,637,565)
                                                    -----------
Net realized/unrealized loss from
  investments...........................             (1,389,849)
                                                    -----------
Change in net assets resulting from
  operations............................            $ 2,942,081
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE YEAR    FOR THE PERIOD
                                          ENDED APRIL 30,  ENDED APRIL 30,
                                               2002           2001 (A)
                                          ---------------  ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................   $   4,331,930    $   4,668,087
  Net realized gains from investment
    transactions........................         247,716          985,040
  Change in unrealized appreciation
    (depreciation) from investments.....      (1,637,565)       3,630,064
                                           -------------    -------------
Change in net assets resulting from
  operations............................       2,942,081        9,283,191
                                           -------------    -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............         (24,138)         (20,909)
  From net realized gains from
    investment transactions.............          (3,533)            (551)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (4,292)          (1,337)
  From net realized gains from
    investment transactions.............            (692)             (46)
DIVIDENDS TO CLASS I SHAREHOLDERS*:
  From net investment income............      (4,393,079)      (4,645,841)
  From net realized gains from
    investment transactions.............        (550,831)        (168,229)
                                           -------------    -------------
Change in net assets from shareholder
  dividends.............................      (4,976,565)      (4,836,913)
                                           -------------    -------------
Change in net assets from capital
  transactions..........................     (10,627,988)       3,930,966
                                           -------------    -------------
Change in net assets....................     (12,662,472)       8,377,244
NET ASSETS:
  Beginning of period...................      78,175,285       69,798,041
                                           -------------    -------------
  End of period.........................   $  65,512,813    $  78,175,285
                                           =============    =============

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.
(a) For the year May 1, 2000 to April 30, 2001 (Classes A and I), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                              FOR THE
                                             YEAR ENDED            FOR THE
                                             APRIL 30,           PERIOD ENDED
                                       ----------------------     APRIL 30,
                                         2002         2001         2000 (A)
                                       ---------    ---------    ------------
Net Asset Value, Beginning of
  Period...........................     $ 10.06      $  9.50       $ 10.00
                                        -------      -------       -------
Investment Activities
  Net investment income............        0.51         0.58          0.50
  Net realized and unrealized gains
    (losses) from investments......       (0.15)        0.58         (0.50)
                                        -------      -------       -------
  Total from Investment
    Activities.....................        0.36         1.16            --
                                        -------      -------       -------
Dividends
  Net investment income............       (0.52)       (0.58)        (0.50)
  Net realized gains...............       (0.06)       (0.02)           --
                                        -------      -------       -------
  Total Dividends..................       (0.58)       (0.60)        (0.50)
                                        -------      -------       -------
Net Asset Value, End of Period.....     $  9.84      $ 10.06       $  9.50
                                        =======      =======       =======
TOTAL RETURN.......................        3.67%       12.46%         0.03%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................     $   493      $   324       $   240
Ratio of expenses to average net
  assets...........................        1.22%        1.16%         1.34%(c)
Ratio of net investment income to
  average net assets...............        5.03%        5.88%         5.50%(c)
Ratio of expenses to average net
  assets*..........................        1.47%        1.41%         1.59%(c)
Portfolio turnover rate**..........          88%         130%          314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                              FOR THE         FOR THE
                                            PERIOD ENDED    PERIOD ENDED
                                             APRIL 30,       APRIL 30,
                                                2002          2001 (A)
                                            ------------    ------------
Net Asset Value, Beginning of Period....      $ 10.06         $  9.55
                                              -------         -------
Investment Activities
  Net investment income.................         0.47            0.54
  Net realized and unrealized gains
    (losses) from investments...........        (0.15)           0.53
                                              -------         -------
  Total from Investment Activities......         0.32            1.07
                                              -------         -------
Dividends
  Net investment income.................        (0.48)          (0.54)
  Net realized gains....................        (0.06)          (0.02)
                                              -------         -------
  Total Dividends.......................        (0.54)          (0.56)
                                              -------         -------
Net Asset Value, End of Period..........      $  9.84         $ 10.06
                                              =======         =======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)...............................         3.17%          10.37%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......      $   108         $    44
Ratio of expenses to average net
  assets................................         1.72%           1.68%(c)
Ratio of net investment income to
  average net assets....................         4.50%           5.25%(c)
Ratio of expenses to average net
  assets*...............................         1.97%           1.90%(c)
Portfolio turnover rate**...............           88%            130%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM JUNE 12, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

                                   CONTINUED

RBC FUNDS, INC.
RBC QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I ***

                                              FOR THE
                                             YEAR ENDED            FOR THE
                                             APRIL 30,           PERIOD ENDED
                                       ----------------------     APRIL 30,
                                         2002         2001         2000 (A)
                                       ---------    ---------    ------------
Net Asset Value, Beginning of
  Period...........................     $ 10.06      $  9.50       $ 10.00
                                        -------      -------       -------
Investment Activities
  Net investment income............        0.54         0.60          0.52
  Net realized and unrealized gains
    (losses) from investments......       (0.15)        0.58         (0.50)
                                        -------      -------       -------
  Total from Investment
    Activities.....................        0.39         1.18          0.02
                                        -------      -------       -------
Dividends
  Net investment income............       (0.55)       (0.60)        (0.52)
  Net realized gains...............       (0.06)       (0.02)           --
                                        -------      -------       -------
  Total Dividends..................       (0.61)       (0.62)        (0.52)
                                        -------      -------       -------
Net Asset Value, End of Period.....     $  9.84      $ 10.06       $  9.50
                                        =======      =======       =======
TOTAL RETURN.......................        3.93%       12.74%         0.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................     $64,912      $77,808       $69,558
Ratio of expenses to average net
  assets...........................        0.97%        0.91%         1.09%(c)
Ratio of net investment income to
  average net assets...............        5.34%        6.10%         5.65%(c)
Ratio of expenses to average net
  assets*..........................          (d)          (d)         1.11%(c)
Portfolio turnover rate**..........          88%         130%          314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
***  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
AS OF APRIL 30, 2002

                     RBC NORTH CAROLINA TAX-FREE BOND FUND
                        GROWTH OF A $10,000 INVESTMENT*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LEHMAN BROTHERS  LIPPER STATE
                   5-YEAR       INTERMEDIATE
               MUNICIPAL BOND    MUNICIPAL
      CLASS A      INDEX**       AVERAGE**
4/92  $10,000          $10,000       $10,000
4/93  $10,745          $11,961       $11,049
4/94  $10,931          $12,319       $11,321
4/95  $11,358          $12,992       $11,919
4/96  $12,045          $13,885       $12,700
4/97  $12,473          $14,532       $13,308
4/98  $13,581          $15,510       $14,225
4/99  $14,287          $16,518       $15,032
4/00  $14,233          $16,578       $14,912
4/01  $15,463          $18,082       $16,140
4/02  $16,151          $19,718       $17,065

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class A                       5.64%   5.17%    4.91%
Lehman Brothers 5-Year
Municipal Bond Index          6.87%   5.87%    5.93%
Lipper State Intermediate
Municipal Average             5.66%   4.89%    5.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  LEHMAN BROTHERS  LIPPER STATE
                      5-YEAR       INTERMEDIATE
                  MUNICIPAL BOND    MUNICIPAL
      CLASS B***      INDEX**       AVERAGE**
4/92     $10,000          $10,000       $10,000
4/93     $10,707          $11,961       $11,049
4/94     $10,859          $12,319       $11,321
4/95     $11,202          $12,992       $11,919
4/96     $11,791          $13,885       $12,700
4/97     $12,139          $14,532       $13,308
4/98     $13,164          $15,510       $14,225
4/99     $13,779          $16,518       $15,032
4/00     $13,646          $16,578       $14,912
4/01     $14,751          $18,082       $16,140
4/02     $15,339          $19,718       $17,065

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class B without Load          5.21%   4.66%    4.37%
Class B with Load             2.21%   4.50%    4.37%
Lehman Brothers 5-Year
Municipal Bond Index          6.87%   5.87%    5.93%
Lipper State Intermediate
Municipal Average             5.66%   4.89%    5.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LEHMAN BROTHERS  LIPPER STATE
                   5-YEAR       INTERMEDIATE
               MUNICIPAL BOND    MUNICIPAL
      CLASS I      INDEX**       AVERAGE**
4/92  $10,000          $10,000       $10,000
4/93  $10,797          $11,961       $11,049
4/94  $11,041          $12,319       $11,321
4/95  $11,512          $12,992       $11,919
4/96  $12,240          $13,885       $12,700
4/97  $12,707          $14,532       $13,308
4/98  $13,870          $15,510       $14,225
4/99  $14,627          $16,518       $15,032
4/00  $14,608          $16,578       $14,912
4/01  $15,895          $18,082       $16,140
4/02  $16,663          $19,718       $17,065

AVERAGE ANNUAL TOTAL RETURN  1 YEAR  5 YEAR  10 YEAR
Class I                       5.90%   5.43%    5.24%
Lehman Brothers 5-Year
Municipal Bond Index          6.87%   5.87%    5.93%
Lipper State Intermediate
Municipal Average             5.66%   4.89%    5.49%

Each chart represents a historical investment of $10,000 in the RBC North Carolina Tax-Free Bond Fund from 4/92 to 4/02, and represents the reinvestment of dividends and capital gains in the Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

* Both Class A and Class I sold without sales load. Class B closed to new investors.

The inception date for performance purposes is January 31, 1991. The quoted performance of the RBC North Carolina Tax-Free Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The investment objective, policies and techniques of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance had been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.04%, 1.79% and 0.79% of average daily net assets for Class A, Class B and Class I, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class. Prior to November 1, 2001 Class A shares were sold subject to front-end sales charge.

Investing in a regional fund may involve more risk, since the companies are located within the same geographical area.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

** The LEHMAN BROTHERS 5-YEAR MUNICIPAL INDEX is an unmanaged index generally representative of the municipal bond market. The LIPPER STATE INTERMEDIATE MUNICIPAL AVERAGE of the total returns reported by all of the mutual funds designated by Lipper, Inc. that fall into this category. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Investors cannot invest directly in an index, although they can invest in its underlying securities.

*** Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption; no such CDSC applies after the seventh year of ownership. As such, no CDSC is applied to this 10 year performance figure.

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC NORTH CAROLINA TAX-FREE BOND FUND                             APRIL 30, 2002

NORTH CAROLINA MUNICIPAL OBLIGATIONS (91.3%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Burlington County GO, 5.20%, 2/1/14,
  Callable 2/1/10 @ 102, (AMBAC
  Insured)..............................  $  400,000  $   426,428
Cabarrus County GO, 5.30%, 2/1/08,
  Callable 2/1/07 @ 100.5, (MBIA
  Insured)..............................     935,000    1,004,115
Cabarrus County CP, 5.50%, 4/1/15,
  Callable 4/1/11 @ 102.................     500,000      534,945
Catawba County Memorial Hospital Project
  Revenue, 4.40%, 10/1/08, (AMBAC
  Insured)..............................   1,000,000    1,037,620
Centennial Authority Hotel Tax Revenue,
  Arena Project, 4.65%, 9/1/06, (FSA
  Insured)..............................   1,000,000    1,058,020
Charlotte GO, Series A, 4.75%, 2/1/10,
  Callable 2/1/08 @ 101.................     435,000      456,084
Charlotte Water & Sewer System Revenue,
  Series A, 4.38%, 7/1/15...............     250,000      246,320
Charlotte-Mecklenberg Health Care
  Systems Revenue, Series A, 4.90%,
  1/15/10, Callable 1/15/07 @ 102.......   1,000,000    1,036,060
Craven County GO, 4.75%, 5/1/15,
  Callable 5/1/12 @ 101, (AMBAC
  Insured)..............................     500,000      509,450
Cumberland County CP, Series A, 6.20%,
  12/1/07, Pre-refunded 12/1/04 @ 102,
  (AMBAC Insured).......................   1,535,000    1,708,746
Cumberland County Hospital Facilities
  Revenue, 5.25%, 10/1/10, Callable
  10/1/09 @ 101, LOC: Radian............     500,000      524,055
Dare County CP, Series A, 4.50%, 5/1/04,
  (MBIA Insured)........................   1,000,000    1,040,130
Durham County GO, Series A, 5.40%,
  3/1/13, Callable 3/1/10 @ 101.5.......     500,000      542,195
Fayetteville Public Works Commission
  Revenue, Series A, 5.25%, 3/1/08,
  Callable 3/1/05 @ 102, (AMBAC
  Insured)..............................   1,280,000    1,354,637
Gaston County CP, 4.75%, 12/1/05, (MBIA
  Insured)..............................   1,000,000    1,061,080
Iredell County GO, 4.75%, 2/1/12,
  Callable 2/1/07 @ 102.................     500,000      518,705
Iredell County Memorial Hospital
  Revenue, 5.10%, 10/1/11, Callable
  10/1/07 @ 101, (AMBAC Insured)........   1,000,000    1,050,920
New Hanover County Hospital Revenue,
  Regional Medical Center Project,
  4.25%, 10/1/10, Callable 10/1/09 @
  101, (MBIA Insured)...................     500,000      505,815
North Carolina Educational Facilities
  Finance Agency Revenue, Wake Forest
  University, 5.00%, 11/1/12, Callable
  11/1/07 @ 102.........................     500,000      523,710
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series A1,
  4.75%, 1/1/05, AMT....................     500,000      513,205
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 1/1/07, AMT....................     240,000      243,526
NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 7/1/07, AMT....................  $  240,000  $   243,754
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 13A,
  4.95%, 7/1/14, Callable 7/1/11 @ 100,
  AMT...................................     250,000      247,955
North Carolina Medical Care Community
  Health Care Facilities Revenue,
  Scotland Memorial Hospital Project,
  4.75%, 10/1/05, LOC: Radian...........     500,000      523,250
North Carolina Medical Care Community
  Hospital Revenue, Southeastern
  Regional Medical Center, 5.75%,
  6/1/13, Callable 6/1/09 @ 102.........     525,000      558,768
North Carolina Medical Care Community
  Hospital Revenue, Moore Regional
  Hospital Project, 5.20%, 10/1/13,
  Callable 10/1/03 @ 102................     300,000      305,292
North Carolina Municipal Power Agency
  #1, Catawba Electric Revenue, 5.25%,
  1/1/09, (MBIA-IBC Insured)............   1,500,000    1,614,645
North Carolina State GO, Series A,
  4.75%, 4/1/14, Callable 4/1/08 @
  102...................................     250,000      255,825
North Carolina State GO, Series A,
  4.75%, 4/1/15, Callable 4/1/08 @
  102...................................     500,000      509,915
North Carolina State Public School
  Building GO, 4.60%, 4/1/13, Callable
  4/1/09 @ 102..........................     250,000      255,925
Pitt County Memorial Hospital Revenue,
  5.38%, 12/1/10, Callable 12/1/05 @
  102...................................   1,000,000    1,063,350
Pitt County Public Facilities CP,
  Series A, 5.35%, 4/1/07, (MBIA
  Insured)..............................     625,000      677,850
Raleigh Durham Airport Authority
  Revenue, Series A, 5.25%, 11/1/12,
  Callable 5/1/11 @ 101, (FGIC
  Insured)..............................     500,000      536,815
Stanly County GO, 4.60%, 2/1/14,
  Callable 2/1/11 @ 101.5 (AMBAC
  Insured)..............................     250,000      254,190
Union County Enterprise System Revenue,
  5.35%, 6/1/09, Callable 6/1/06 @ 102,
  (MBIA Insured)........................     500,000      536,350
Union County Schools GO, 4.75%, 3/1/13,
  Callable 3/1/11 @ 101.................     250,000      257,790
University of North Carolina Greensboro
  Revenue, Series A, 4.63%, 4/1/13,
  Callable 4/1/11 @ 101, (FSA
  Insured)..............................     545,000      557,175
Wake County GO, Series A, 4.75%, 2/1/14,
  Callable 2/1/11 @ 101.5...............     500,000      513,810
Wilkes County GO, 5.20%, 6/1/05,
  Callable 6/1/03 @ 101.................   1,275,000    1,317,968

                                   CONTINUED

RBC FUNDS, INC.                                SCHEDULE OF PORTFOLIO INVESTMENTS
RBC NORTH CAROLINA TAX-FREE BOND FUND                             APRIL 30, 2002

NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Winston Salem CP, Series A, 5.30%,
  6/1/09, Callable 6/1/06 @ 102.........  $1,000,000  $ 1,070,040
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B, 4.75%, 1/1/10, Callable
  1/1/09 @ 101, (MBIA Insured)..........     500,000      521,680
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B, 4.85%, 1/1/11, Callable
  1/1/09 @ 101, (MBIA Insured)..........     500,000      520,930
                                                      -----------
TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS
  (Cost $26,888,129)................................   28,239,043
                                                      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)
FANNIE MAE (1.6%)
1.64%, 5/1/02*..........................     500,000      499,977
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $500,000)...................................      499,977
                                                      -----------

INVESTMENT COMPANIES (7.6%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Institutional Liquid Assets Tax-Free
  Money Market Fund                        1,174,551  $ 1,174,551
North Carolina Municipal Money Market      1,174,552    1,174,552
TOTAL INVESTMENT COMPANIES
  (Cost $2,349,103).................................    2,349,103
                                                      -----------
TOTAL INVESTMENTS
  (Cost $29,737,232) (a) -- 100.5%                     31,088,123
Liabilities in excess of other assets -- (0.5)%.....     (150,292)
                                                      -----------
TOTAL NET ASSETS -- 100.0%..........................  $30,937,831
                                                      ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   1,356,946
Unrealized depreciation...         (6,055)
                            -------------
Net unrealized
  appreciation............  $   1,350,891
                            =============

  * Represents a discount note. Rate is effective yield at purchase. AMBAC -- AMBAC Indemnity Corp.
AMT -- Alternative Minimum Tax
CP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corp.
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND

  STATEMENT OF ASSETS AND LIABILITIES

                                                                  APRIL 30, 2002

ASSETS:
Investments, at value (cost
  $29,737,232)..........................               $  31,088,123
Receivable for capital shares issued....                     100,000
Interest an dividend receivable.........                     367,296
                                                       -------------
  TOTAL ASSETS..........................                  31,555,419
LIABILITIES:
Dividends payable.......................  $    87,108
Payable for capital shares redeemed.....      506,845
Accrued expenses and other payables:
  Investment advisory fees..............        1,479
  Administration fees...................          549
  Distribution fees.....................        1,160
  Other.................................       20,447
                                          -----------
  TOTAL LIABILITIES.....................                     617,588
                                                       -------------
NET ASSETS:
Capital.................................                  29,583,622
Accumulated net investment loss.........                     (19,969)
Accumulated net realized gains from
  investment transactions...............                      23,287
Net unrealized appreciation from
  investments...........................                   1,350,891
                                                       -------------
NET ASSETS..............................               $  30,937,831
                                                       =============
Class A
  Net Assets............................               $   4,507,379
  Shares................................                     433,707
  Offering and redemption price per
    share...............................               $       10.39
                                                       =============
Class B
  Net Assets............................               $     424,779
  Shares................................                      40,855
  Offering price per share*.............               $       10.40
                                                       =============
Class I**
Net Assets..............................               $  26,005,673
Shares..................................                   2,502,316
Offering and redemption price per
  share.................................               $       10.39
                                                       =============

---------

  * Redemption price of Class B shares varies based on length of time held. ** Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

  STATEMENT OF OPERATIONS

                                               FOR THE YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME:
Interest income.........................               $   1,413,062
Dividend income.........................                      11,039
                                                       -------------
  TOTAL INCOME..........................                   1,424,101
EXPENSES:
Investment advisory fees................  $   105,938
Administration fees.....................       45,402
Distribution fees--Class A..............       22,188
Distribution fees--Class B..............        4,524
Custodian fees..........................        7,568
Fund accounting fees....................       36,978
State registration fees.................       16,412
Transfer agent fees.....................       19,276
Trustee fees............................        4,431
Other...................................       26,305
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     289,022
  Expenses voluntarily reduced by
    distributor.........................                     (12,225)
  Expenses voluntarily reduced by
    administrator.......................                      (6,053)
                                                       -------------
  Net Expenses..........................                     270,744
                                                       -------------
NET INVESTMENT INCOME...................                   1,153,357
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gains from investment
  transactions..........................                     233,761
Change in unrealized appreciation
  (depreciation) from investments.......                     398,676
                                                       -------------
Net realized/unrealized gains from
  investments...........................                     632,437
                                                       -------------
Change in net assets resulting from
  operations............................               $   1,785,794
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE YEAR ENDED APRIL 30,
                                          ----------------------------
                                              2002           2001
                                          -------------  -------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................   $ 1,153,357    $ 1,481,383
  Net realized gains from investment
    transactions........................       233,761        119,304
  Change in unrealized appreciation
    (depreciation) from investments.....       398,676      1,269,807
                                           -----------    -----------
Change in net assets resulting from
  operations............................     1,785,794      2,870,494
                                           -----------    -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............      (159,966)      (167,508)
  From net realized gains from
    investment transactions.............       (45,676)            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............       (14,049)       (15,060)
  From net realized gains from
    investment transactions.............        (4,648)            --
DISTRIBUTIONS TO CLASS I SHAREHOLDERS*:
  From net investment income............      (979,342)    (1,298,815)
  From net realized gains from
    investment transactions.............      (231,890)            --
                                           -----------    -----------
Change in net assets from shareholder
  distributions.........................    (1,435,571)    (1,481,383)
                                           -----------    -----------
Change in net assets from capital
  transactions..........................    (3,298,719)    (4,966,088)
                                           -----------    -----------
Change in net assets....................    (2,948,496)    (3,576,977)
NET ASSETS:
  Beginning of period...................    33,886,327     37,463,304
                                           -----------    -----------
  End of period.........................   $30,937,831    $33,886,327
                                           ===========    ===========

---------

  *  Effective November 1, 2001 Class C shares changed to Class I
     (Institutional) shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                                               FOR THE YEAR ENDED APRIL 30,
                                                    ---------------------------------------------------
                                                     2002       2001       2000       1999       1998
                                                    -------    -------    -------    -------    -------
Net Asset Value, Beginning of Year................  $10.30     $ 9.91     $10.45     $10.30     $ 9.98
                                                    ------     ------     ------     ------     ------
Investment Activities
  Net investment income...........................    0.38       0.40       0.38       0.41       0.43
  Net realized and unrealized gains (losses) from
    investments...................................    0.19       0.39      (0.51)      0.20       0.32
                                                    ------     ------     ------     ------     ------
  Total from Investment Activities................    0.57       0.79      (0.13)      0.61       0.75
                                                    ------     ------     ------     ------     ------
Distributions
  Net investment income...........................   (0.38)     (0.40)     (0.38)     (0.41)     (0.43)
  In excess of net investment income..............      --         --      (0.01)        --         --
  Net realized gains..............................   (0.10)        --      (0.02)     (0.05)        --
                                                    ------     ------     ------     ------     ------
  Total Distributions.............................   (0.48)     (0.40)     (0.41)     (0.46)     (0.43)
                                                    ------     ------     ------     ------     ------
Net Asset Value, End of Year......................  $10.39     $10.30     $ 9.91     $10.45     $10.30
                                                    ======     ======     ======     ======     ======
TOTAL RETURN......................................    5.64%      8.04%     (1.15%)     5.96%      7.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000)...................  $4,507     $4,225     $4,554     $4,870     $4,664
Ratio of expenses to average net assets...........    1.10%      1.00%      0.98%      0.82%      0.69%
Ratio of net investment income to average net
  assets..........................................    3.61%      3.88%      3.85%      3.89%      4.19%
Ratio of expenses to average net assets*..........    1.37%      1.28%      1.26%      1.26%      1.29%
Portfolio turnover rate**.........................       7%        13%        14%        11%        29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                               FOR THE YEAR ENDED APRIL 30,
                                                    ---------------------------------------------------
                                                     2002       2001       2000       1999       1998
                                                    -------    -------    -------    -------    -------
Net Asset Value, Beginning of Year................  $10.30     $ 9.92     $10.46     $10.30     $ 9.98
                                                    ------     ------     ------     ------     ------
Investment Activities
  Net investment income...........................    0.32       0.34       0.33       0.36       0.38
  Net realized and unrealized gains (losses) from
    investments...................................    0.20       0.38      (0.51)      0.21       0.32
                                                    ------     ------     ------     ------     ------
  Total from Investment Activities................    0.52       0.72      (0.18)      0.57       0.70
                                                    ------     ------     ------     ------     ------
Distributions
  Net investment income...........................   (0.32)     (0.33)     (0.33)     (0.36)     (0.38)
  In excess of net investment income..............      --         --      (0.01)        --         --
  Net realized gains..............................   (0.10)        --      (0.02)     (0.05)        --
                                                    ------     ------     ------     ------     ------
Total Distributions...............................   (0.42)     (0.34)     (0.36)     (0.41)     (0.38)
                                                    ------     ------     ------     ------     ------
Net Asset Value, End of Year......................  $10.40     $10.30     $ 9.92     $10.46     $10.30
                                                    ======     ======     ======     ======     ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).........    5.21%      7.39%     (1.64%)     5.53%      7.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000)...................  $  425     $  439     $  449     $  570     $  511
Ratio of expenses to average net assets...........    1.60%      1.50%      1.48%      1.32%      1.18%
Ratio of net investment income to average net
  assets..........................................    3.11%      3.38%      3.34%      3.38%      3.70%
Ratio of expenses to average net assets*..........    1.87%      1.77%      1.76%      1.76%      1.78%
Portfolio turnover rate**.........................       7%        13%        14%        11%        29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                                   CONTINUED

RBC FUNDS, INC.
RBC NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS I***

                                                                  FOR THE YEAR ENDED APRIL 30,
                                                    --------------------------------------------------------
                                                      2002        2001        2000        1999        1998
                                                    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Year................  $ 10.30     $  9.91     $ 10.45     $ 10.30     $  9.98
                                                    -------     -------     -------     -------     -------
Investment Activities
  Net investment income...........................     0.40        0.42        0.41        0.43        0.46
  Net realized and unrealized gains (losses) from
    investments...................................     0.19        0.39       (0.51)       0.20        0.32
                                                    -------     -------     -------     -------     -------
  Total from Investment Activities................     0.59        0.81       (0.10)       0.63        0.78
                                                    -------     -------     -------     -------     -------
Distributions
  Net investment income...........................    (0.40)      (0.42)      (0.41)      (0.43)      (0.46)
  In excess of net investment income..............       --          --       (0.01)         --          --
  Net realized gains..............................    (0.10)         --       (0.02)      (0.05)         --
                                                    -------     -------     -------     -------     -------
  Total Distributions.............................    (0.50)      (0.42)      (0.44)      (0.48)      (0.46)
                                                    -------     -------     -------     -------     -------
Net Asset Value, End of Year......................  $ 10.39     $ 10.30     $  9.91     $ 10.45     $ 10.30
                                                    =======     =======     =======     =======     =======
TOTAL RETURN......................................     5.90%       8.31%      (0.90%)      6.22%       7.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000)...................  $26,006     $29,223     $32,461     $39,519     $37,456
Ratio of expenses to average net assets...........     0.85%       0.75%       0.73%       0.56%       0.44%
Ratio of net investment income to average net
  assets..........................................     3.86%       4.13%       4.09%       4.15%       4.44%
Ratio of expenses to average net assets*..........     0.87%       0.77%       0.76%       0.76%       0.79%
Portfolio turnover rate**.........................        7%         13%         14%         11%         29%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
***  EFFECTIVE NOVEMBER 1, 2001 CLASS C SHARES CHANGED TO CLASS I
     (INSTITUTIONAL) SHARES.

                       SEE NOTES TO FINANCIAL STATEMENTS

RBC FUNDS, INC
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
 1. ORGANIZATION

    RBC Funds, Inc. (the "Company"), formerly Centura Funds, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At April 30, 2002 the Company consisted of six separate investment portfolios: RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, RBC Government Income Fund, RBC Quality Income Fund and the RBC North Carolina Tax-Free Bond Fund (individually, the "Fund", and collectively, the "Funds").

   On November 1, 2001, the Centura Large Cap Equity Fund, Centura Mid Cap Equity Fund, Centura Small Cap Equity Fund, Centura Government Income Fund, Centura Quality Income Fund, and the Centura North Carolina Tax-Free Bond Fund were re-named the RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund. The Funds offer three classes of shares: Class A, Class B and Class I shares. Effective
   November 1, 2001, Class A shares are offered with no maximum front-end sales charge. Prior to November 1, 2001 Class A shares were offered with a maximum front-end sales charge of 4.50% for the RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity Fund; 2.75% for the RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC"). In addition, Class A and Class B shares pay ongoing distribution fees. Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Effective
   November 1, 2001 offerings of Class B shares are closed to new investors. Effective November 1, 2001 Class C shares were re-named to Class I (Institutional) shares. Class I shares are offered to accounts managed by RBC Centura Bank's Trust Department, to non-profit institutions, and to accounts of brokers and other financial intermediaries affiliated with RBC Financial Group.

   The Funds' investment objectives are as follows:

   RBC LARGE CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies each having $10 billion or more in market capitalization at the time of purchase by the Fund. Investments are primarily in common stocks, but may also include convertible preferred stocks and convertible bonds, notes and debentures.

   RBC MID CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of mid-sized companies that fall within the range of companies in the S&P MidCap 400 Composite Price Index at the time of purchase by the Fund. Investments are primarily in common stocks, but also may include convertible preferred stocks and convertible bonds, notes and debentures.

   RBC SMALL CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in the equity securities of small companies. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P Small Cap 600 Index at the time of purchase by the Fund. Investments are primarily common stocks but also include preferred stocks and securities convertible into stock.

   RBC GOVERNMENT INCOME FUND -- Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund's investments in securities guaranteed by U.S. Government agencies are primarily mortgage backed securities. In general, its investments will have maximum maturities of ten years.

   RBC QUALITY INCOME FUND -- Current income and capital appreciation. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's net assets will be invested in securities rated at time of purchase in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality.

   RBC NORTH CAROLINA TAX-FREE BOND FUND -- High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund invests at least 80% of its net assets in obligations issued by the State of North Carolina, its political subdivisions.

                                    CONTINUED

RBC FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITY VALUATION:

    Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as approved by the Board of Directors.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Directors.

   INVESTMENT TRANSACTIONS:

    Security transactions in the Funds are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   ORGANIZATION EXPENSES:

    Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations, except for the RBC Quality Income Fund which was expensed as incurred. RBC Small Cap Equity Fund is the only fund as of April 30, 2002 with an accrual balance. The remaining balance is not material to the financial statements as of April 30, 2002.

   ALLOCATION OF EXPENSES:

    Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   FINANCIAL INSTRUMENTS:

    OPTIONS

    The Funds may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments.

   The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price

                                    CONTINUED

RBC FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

   of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

   FUTURES CONTRACTS

    The Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

   DIVIDENDS TO SHAREHOLDERS:

    The RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity Fund declare and pay dividends of substantially all of their net investment income monthly. The RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Glenwood Capital Management, Inc. ("GCM" or "Advisor"), a wholly owned subsidiary of RBC Centura Banks, Inc., serves as the Company's Investment Advisor and its parent, RBC Centura Bank serves as its custodian. Pursuant to the Advisory Contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The Plan provides payments by each Fund to the Advisor at the following annual rates based on the average daily net assets of the particular Fund 0.70% of RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, and RBC Small Cap Equity Fund; and 0.30 % of RBC Government Income Fund, 0.60% of RBC Quality Income Fund, and 0.35% of RBC North Carolina Tax-Free Bond Funds average daily net assets. For furnishing custodial services, RBC Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on 0.025% of average daily net assets. Prior to April 30, 2001, Centura Bank provided services under the advisory contract. On June 5, 2001 Centura Bank was acquired by Royal Bank of Canada ("RBC") and became RBC Centura Bank. GCM assumed and continues to perform all such Advisor services pursuant to an Assumption Agreement between the Co., RBC Centura Bank and GCM.

   BISYS Fund Services Ohio, Inc. ("BISYS") serves as the Funds' administrator (the "Administrator"), transfer agent, and fund accounting agent. Services provided under the Administrative Services Contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the Transfer Agency Agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The terms of the Administrative Services Contract provide for annual fees based on .15% of average daily net assets. The Fund Accounting fees for the Funds are computed at the annual rate of .03% of each Fund's average daily net assets subject to a $30,000 per Fund annual minimum fee. The Transfer Agency Agreement provides for a per account fee

                                    CONTINUED

RBC FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

   in connection with shareholder servicing. Certain officers of the Funds are employed by BISYS. Such individuals are not paid any fees directly by the Funds for serving as officers of the Funds.

   Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") with respect to its Class A and Class B shares, in which Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute shares of the Funds. The Plans provide Class A and B shares of each Fund will pay the Distributor a fee for its costs incurred in financing certain distribution and shareholder service activities related to that class.

   The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% and 1.00% of the Fund's average daily net assets attributable to its Class A shares and Class B shares, respectively. Such fees may include a Service Fee totaling up to 0.25% of the average daily net assets attributable to a Fund's Class A shares and Class B shares, respectively. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. Currently, the Distributor has undertaken to limit 12b-1 fees to 0.25% for Class A Shares for each Fund and 0.75% for Class B shares of the RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund.

   In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and RBC Centura Securities, Inc., an affiliate of the Advisor, for Class A shares for the year ended April 30, 2002:

                                                                RBC
                                                              CENTURA
                                             DISTRIBUTOR  SECURITIES, INC.
                                             -----------  ----------------
   RBC Large Cap Equity Fund...............     $182           $1,201
   RBC Mid Cap Equity Fund.................       25            3,619
   RBC Small Cap Equity Fund...............       18              597
   RBC Government Income Fund..............        5               79
   RBC Quality Income Fund.................       --                4

   The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. The following is a summary of the dealer commissions paid to the Distributor and RBC Centura Securities, Inc. for Class B shares for the year ended April 30, 2002:

                                                                RBC
                                                              CENTURA
                                             DISTRIBUTOR  SECURITIES, INC.
                                             -----------  ----------------
   RBC Large Cap Equity Fund...............     $258           $1,796
   RBC Mid Cap Equity Fund.................      254            4,765
   RBC Small Cap Equity Fund...............       34            1,618
   RBC Government Income Fund..............        3              107
   RBC Quality Income Fund.................       --               26
   RBC North Carolina Tax-Free Bond Fund...       --               12

 4. CONCENTRATION OF CREDIT RISK

    The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

                                    CONTINUED

RBC FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

 5. SECURITIES TRANSACTIONS

    The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 2002 were as follows:

                                              PURCHASES      SALES
                                             -----------  ------------
   RBC Large Cap Equity Fund...............  $45,595,295  $111,115,459
   RBC Mid Cap Equity Fund.................   27,053,009    34,111,297
   RBC Small Cap Equity Fund...............    9,284,073    18,458,842
   RBC Government Income Fund..............   13,510,761    21,628,558
   RBC Quality Income Fund.................   70,624,403    87,192,074
   RBC North Carolina Tax-Free Bond Fund...    2,065,807     7,780,812

 6. CAPITAL SHARE TRANSACTIONS

    The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $.001. Transactions in shares of the Funds are summarized below:

   Included in the RBC Mid Cap Equity Fund and RBC Large Cap Equity Fund redemptions during the year ended April 30, 2002 are "in-kind" distributions. An "in-kind" redemption occurs when a shareholder requests or the Fund elects to distribute portfolio securities in lieu of cash to satisfy a shareholder redemption payment. The market value of the securities disposed in connection with "in-kind" redemptions are $10,331,875, $27,914,900, and $3,726,425 for the RBC Mid Cap Equity Fund, RBC Large Cap Equity Fund, RBC Small Cap, respectively. The cost basis in these securities was $6,305,805, $20,778,945, and $1,978,051 for the RBC Mid Cap Equity Fund, RBC Large Cap Equity Fund, RBC Small Cap Equity Fund, respectively. As a result, the Funds recorded a realized gain of $4,026,070, $7,135,955, and $1,748,374 for the RBC Mid Cap Equity Fund, RBC Large Cap Equity Fund, and RBC Small Cap Equity Fund, respectively. These amounts are included in Net Realized Gains/Losses from Investment Transactions and Other Dispositions in the accompanying financial statements.

                                    CONTINUED

   RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

                                   RBC LARGE CAP EQUITY         RBC MID CAP EQUITY        RBC SMALL CAP EQUITY
                                           FUND                        FUND                       FUND
                                --------------------------  --------------------------  -------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                 APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                    2002          2001          2002          2001          2002         2001
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $  2,075,222  $  4,522,650  $ 34,016,623  $  7,253,477  $  1,237,879  $ 2,163,220
  Dividends reinvested........         2,972     1,133,830     2,040,965     6,121,627        78,582      490,666
  Cost of shares redeemed.....    (3,800,512)   (6,152,437)   (8,918,883)  (11,144,813)   (1,462,784)  (3,124,465)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class A capital
    transactions..............  $ (1,722,318) $   (495,957) $ 27,138,705  $  2,230,291  $   (146,323) $  (470,579)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS B
  Proceeds from shares
    issued....................  $    111,179  $    992,972  $    571,782  $  1,287,157  $     52,395  $   215,066
  Dividends reinvested........            --       464,738     1,178,159     3,582,605        52,652      328,552
  Cost of shares redeemed.....    (1,233,497)   (1,370,847)   (3,056,916)   (2,806,491)     (953,061)    (580,481)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class B capital
    transactions..............  $ (1,122,318) $     86,863  $ (1,306,975) $  2,063,271  $   (848,014) $   (36,863)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS I*
  Proceeds from shares
    issued....................  $ 28,889,716  $ 45,042,658  $ 67,812,916  $ 63,326,480  $  7,565,273  $ 8,363,547
  Dividends reinvested........        72,759    11,227,048     9,227,205    19,176,238       319,843    1,481,168
  Cost of shares redeemed.....   (90,597,890)  (55,654,569)  (80,636,043)  (33,201,026)  (12,954,985)  (6,029,312)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class I capital
    transactions..............  $(61,635,415) $    615,137  $ (3,595,922) $ 49,301,692  $ (5,069,869) $ 3,815,403
                                ------------  ------------  ------------  ------------  ------------  -----------
Net change from capital
  transactions................  $(64,480,051) $    206,043  $ 22,235,808  $ 53,595,254  $ (6,064,206) $ 3,307,961
                                ============  ============  ============  ============  ============  ===========
SHARE TRANSACTIONS:
CLASS A
  Issued......................       189,594       315,220     2,930,030       532,915       107,613      176,837
  Reinvested..................           248        85,058       185,951       483,120         7,022       41,547
  Redeemed....................      (360,820)     (449,459)     (778,062)     (821,256)     (129,678)    (261,095)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class A Shares....      (170,978)      (49,181)    2,337,919       194,779       (15,043)     (42,711)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS B
  Issued......................        10,312        71,672        51,997       102,733         4,862       18,167
  Reinvested..................            --        35,639       114,830       298,799         4,912       28,795
  Redeemed....................      (116,636)      (99,598)     (290,435)     (220,445)      (87,275)     (49,725)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class B Shares....      (106,324)        7,713      (123,608)      181,087       (77,501)      (2,763)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS I*
  Issued......................     2,709,299     3,236,612     5,822,027     4,912,866       644,339      691,274
  Reinvested..................         6,605       840,306       829,213     1,496,597        28,305      124,573
  Redeemed....................    (8,628,795)   (4,125,726)   (6,954,688)   (2,452,874)   (1,100,550)    (495,117)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class I Shares....    (5,912,891)      (48,808)     (303,448)    3,956,589      (427,906)     320,730
                                ------------  ------------  ------------  ------------  ------------  -----------
Net change from share
  transactions................    (6,190,193)      (90,276)    1,910,863     4,332,455      (520,450)     275,256
                                ============  ============  ============  ============  ============  ===========

 * Effective November 1, 2001 Class C shares changed to Class I (Institutional) shares.

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

                                                                                           RBC NORTH CAROLINA
                                  RBC GOVERNMENT INCOME                                         TAX-FREE
                                           FUND              RBC QUALITY INCOME FUND            BOND FUND
                                --------------------------  --------------------------  -------------------------
                                  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                 APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                    2002          2001          2002        2001 (A)        2002         2001
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $  2,450,977  $  3,308,826  $    399,960  $    499,845  $    375,802  $     7,565
  Dividends reinvested........       268,757       254,679        26,891        21,090       196,026      162,227
  Cost of shares redeemed.....    (2,817,276)   (3,124,644)     (243,131)     (456,572)     (326,061)    (663,064)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class A capital
    transactions..............  $    (97,542) $    438,861  $    183,720  $     64,363  $    245,767  $  (493,272)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS B
  Proceeds from shares
    issued....................  $    148,112  $    112,401  $     65,205  $     42,000  $     16,560  $    36,233
  Dividends reinvested........        12,296         9,586         4,780         1,201        15,681       11,420
  Cost of shares redeemed.....       (63,145)      (43,108)       (2,792)         (667)      (50,545)     (75,847)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class B capital
    transactions..............  $     97,263  $     78,879  $     67,193  $     42,534  $    (18,304) $   (28,194)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS I*
  Proceeds from shares
    issued....................  $ 19,573,103  $ 16,499,388  $ 37,211,297  $ 32,902,207  $  7,070,011  $ 3,064,328
  Dividends reinvested........     1,153,372     1,294,867     2,228,175     2,054,559       247,638       21,096
  Cost of shares redeemed.....   (30,538,100)  (29,191,583)  (50,318,373)  (31,132,697)  (10,843,831)  (7,530,046)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Class I capital
    transactions..............  $ (9,811,625) $(11,397,328) $(10,878,901) $  3,824,069  $ (3,526,182) $(4,444,622)
                                ------------  ------------  ------------  ------------  ------------  -----------
Net change from capital
  transactions................  $ (9,811,904) $(10,879,588) $(10,627,988) $  3,930,966  $ (3,298,719) $(4,966,088)
                                ============  ============  ============  ============  ============  ===========
SHARE TRANSACTIONS:
CLASS A
  Issued......................       238,497       330,634        38,980        51,145        36,028          741
  Reinvested..................        26,155        25,782         2,658         2,143        18,889       15,966
  Redeemed....................      (273,369)     (314,397)      (23,732)      (46,395)      (31,350)     (65,894)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class A Shares....        (8,717)       42,019        17,906         6,893        23,567      (49,187)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS B
  Issued......................        14,159        11,137         6,401         4,289         1,589        3,503
  Reinvested..................         1,196           970           473           121         1,511        1,124
  Redeemed....................        (6,103)       (4,300)         (276)          (67)       (4,850)      (7,291)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class B Shares....         9,252         7,807         6,598         4,343        (1,750)      (2,664)
                                ------------  ------------  ------------  ------------  ------------  -----------
CLASS I*
  Issued......................     1,905,563     1,661,828     3,679,280     3,351,582       682,339      299,773
  Reinvested..................       112,270       131,024       220,605       208,326        24,151        2,075
  Redeemed....................    (2,988,778)   (2,952,876)   (5,036,486)   (3,149,547)   (1,041,277)    (739,165)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Change in Class I Shares....      (970,945)   (1,160,024)   (1,136,601)      410,361      (334,787)    (437,317)
                                ------------  ------------  ------------  ------------  ------------  -----------
Net change from share
  transactions................      (970,410)   (1,110,198)   (1,112,097)      421,597      (312,970)    (489,168)
                                ============  ============  ============  ============  ============  ===========

 * Effective November 1, 2001 Class C shares changed to Class I (Institutional) shares.
(a) For the year May 1, 2000 to April 30, 2001 (Classes A and I), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

 7. FEDERAL INCOME TAXES

    It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provision available to certain investment companies, as defined in applicable section of the Internal Revenue Code, and to make distribution of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all federal income taxes.

   The tax character of distributions during the fiscal year ended April 30, 2002 was as follows (amounts in thousands):

                               DISTRIBUTION PAID FROM
                              -------------------------
                                 NET                                                                      TOTAL
                              INVESTMENT  NET LONG TERM  TOTAL TAXABLE   TAX EXEMPT    TAX RETURN OF  DISTRIBUTIONS
                                INCOME    CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS     CAPITAL         PAID
                              ----------  -------------  -------------  -------------  -------------  -------------
   RBC Large Cap Equity
     Fund...................    $   87       $    --        $    87        $   --           $73          $   160
   RBC Mid Cap Equity
     Fund...................       885        11,761         12,646            --            --           12,646
   RBC Small Cap Equity
     Fund...................        --           453            453            --            --              453
   RBC Government Income
     Fund...................     2,153            --          2,153            --            --            2,153*
   RBC Quality Income
     Fund...................     4,931           135          5,066            --            --            5,066*
   RBC North Carolina
     Tax-Free Bond Fund.....        27           258            285         1,180            --            1,465*

    * Total distributions paid differ from Statements of Changes in Net Assets because for tax purpose dividend are recognized when actually paid.

   As of April 30, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows (Amounts in thousands):

                                                                                       ACCUMULATED                     TOTAL
                              UNDISTRIBUTED  UNDISTRIBUTED                             CAPITAL AND    UNREALIZED    ACCUMULATED
                                ORDINARY       LONG-TERM    ACCUMULATED  DISTRIBUTION     OTHER     APPRECIATION/    EARNINGS/
                                 INCOME      CAPITAL GAINS   EARNINGS      PAYABLE       LOSSES*    DEPRECIATION**   (DEFICIT)
                              -------------  -------------  -----------  ------------  -----------  --------------  -----------
   RBC Large Cap Equity
     Fund...................      $ --          $   --        $   --        $  --       $(16,847)      $(18,193)     $(35,041)
   RBC Mid Cap Equity
     Fund...................        --           1,431         1,431           --             --         12,594        14,025
   RBC Small Cap Equity
     Fund...................        --              --            --           --           (116)         3,227         3,111
   RBC Government Income
     Fund...................       112              --           112         (112)        (1,930)         1,152          (778)
   RBC Quality Income
     Fund...................       207              27           234           --             --            654           602

                                                                                       ACCUMULATED                     TOTAL
                              UNDISTRIBUTED  UNDISTRIBUTED                             CAPITAL AND    UNREALIZED    ACCUMULATED
                               TAX EXEMPT      LONG-TERM    ACCUMULATED  DISTRIBUTION     OTHER     APPRECIATION/    EARNINGS/
                                 INCOME      CAPITAL GAINS   EARNINGS      PAYABLE       LOSSES*     DEPRECIATION    (DEFICIT)
                              -------------  -------------  -----------  ------------  -----------  --------------  -----------
   RBC North Carolina
     Tax-Free Bond Fund.....      $ 67          $   23        $   90        $ (87)      $     --       $  1,351      $  1,354

    * On April 30, 2002, the RBC Large Cap Equity Fund, RBC Small Cap Equity Fund, and RBC Government Income Fund had net capital loss carryforwards of approximately $8,855,675, $115,924, $1,929,660, respectively, of which $1,206,935, and $7,648,740 will expire on April 30, 2009 and April 30,
      2010, respectively, for the RBC Large Cap Fund; $115,924 will expire on April 30, 2010 for the RBC Small Cap Equity Fund; and $521,639 and $1,408,021 will expire on April 30, 2008 and April 30, 2009, respectively, for the RBC Government Income Fund. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day the Fund's next taxable year. For the year ended April 30, 2002, the RBC Large Cap Fund deferred to May 1, 2002, post October capital losses $7,991,543.

   ** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales for the RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, and Government Income, and attributable primarily to the tax deferral of losses on wash sales and realization for tax purposes of unrealized gain/losses on certain derivative instruments for RBC Mid Cap Equity Fund.

                                    CONTINUED

RBC FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 APRIL 30, 2002

   DIVIDEND RECEIVED DEDUCTION

    For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended April 30, 2002, qualify for the corporate dividend received deduction for the following Funds:

   RBC Large Cap Equity Fund.........................  100.00%
   RBC Mid Cap Equity Fund...........................   22.89%

 8. AUDIT GUIDE

    The American Institute of Certified Public Accounts ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") with conforming changes as of May 1, 2001. The Funds were not materially impacted by any provisions within the Guide.

 9. CHANGE IN AUDITORS

    During the Funds fiscal year, KPMG LLP resigned as the Funds independent auditors on the basis it was no longer "independent" of the Funds within the meaning of their professional standards. On October 29, 2001, the Board of Directors approved the decision to change independent auditors and engage Ernst & Young, LLP as its new independent auditors as of that date for the remainder of the fiscal year ending April 30, 2002.

                      END OF NOTES TO FINANCIAL STATEMENTS

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
RBC Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the RBC Funds, Inc., formerly known as the Centura Funds, (comprised of RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund, RBC Small Cap Equity Fund, RBC Government Income Fund, RBC Quality Income Fund, and RBC North Carolina Tax-Free Bond Fund) (the Funds) as of
April 30, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended April 30, 2001 were audited by other auditors whose report dated June 22, 2001 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RBC Funds, Inc. as of April 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Columbus, Ohio
June 24, 2002

RBC FUNDS, INC.
SUPPLEMENTAL INFORMATION (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                             POSITION(S)           TERM OF OFFICE                                FUND COMPLEX
                              HELD WITH             AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, ADDRESS, AND AGE           FUND                TIME SERVED         DURING PAST 5 YEARS       DIRECTOR
DIRECTORS AND OFFICERS**

Leslie H. Garner, Jr.   Chairman--Board of      Indefinite,            President, Cornell             6
Cornell College         Directors               April 1994--           College.
600 First Street                                Present
West Mount Vernon, IA
52314-1098
Age: 47

James H. Speed, Jr.     Director                Indefinite,            Formerly Vice                  6
11032 Brass Kettle                              April 1994--           President & Controller
Raleigh, NC 27614                               Present                Hardee's Food Systems,
Age: 45                                                                Inc (1991-2000);
                                                                       Deloitte & Touche--
                                                                       Senior Audit Manager
                                                                       (1979-1991).

R. William Shauman      Director                Indefinite,            Banking Consultant;            6
9327 W. Gull Lake                               July 1999--            President, First of
Drive                                           Present                America Insurance Co.
Richland, MI 49083                                                     (1997-1998); Executive
Age: 63                                                                Vice President, First of
                                                                       America Bank Corp.
                                                                       (1993-1997)

Lucy Hancock Bode       Director                Indefinite,            Lobbyist.                      6
P.O. Box 6338                                   April 1994--
Raleigh, NC 27628                               Present
Age: 46

J. Franklin Martin*     Director                Indefinite,            President of LandCraft         6
LandCraft Properties                            January 1996--         Properties
227 W. Trade Street                             Present                (1978-present).
Suite 2730
Charlotte, NC 28202
Age: 53

OFFICERS

Walter B. Grimm(1)      President               Indefinite,            BISYS--Senior Vice             NA
Age: 56                                         July 1999--            President and Client
                                                Present                Services Executive of
                                                                       Client Services
                                                                       (1992-present).

Lara Bocskey(1)         Vice President          Indefinite,            BISYS--Client Services         NA
Age: 31                                         May 2001--             Manager (1998-present);
                                                Present                First of America Bank
                                                                       Corporation Product
                                                                       Manager (1997-1998);
                                                                       Marketing Specialist
                                                                       (1995-1997)

Nadeem Yousaf(1)        Assistant Treasurer     Indefinite,            BISYS--Director                NA
Age: 31                 and Principal           May 2000--             (1999-present);
                        Financial Officer       Present                previously, Director,
                                                                       Investors Bank and Trust

Curtis Barnes(1)        Secretary               Indefinite,            BISYS--Vice President          NA
Age:48                                          July 1999--            (1995-present);
                                                Present


                           OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE      HELD BY DIRECTOR*
DIRECTORS AND OFFICERS
Leslie H. Garner, Jr.              NA
Cornell College
600 First Street
West Mount Vernon, IA
52314-1098
Age: 47
James H. Speed, Jr.                NA
11032 Brass Kettle
Raleigh, NC 27614
Age: 45
R. William Shauman                 NA
9327 W. Gull Lake
Drive
Richland, MI 49083
Age: 63
Lucy Hancock Bode                  NA
P.O. Box 6338
Raleigh, NC 27628
Age: 46
J. Franklin Martin*                NA
LandCraft Properties
227 W. Trade Street
Suite 2730
Charlotte, NC 28202
Age: 53
OFFICERS
Walter B. Grimm(1)                 NA
Age: 56
Lara Bocskey(1)                    NA
Age: 31
Nadeem Yousaf(1)                   NA
Age: 31
Curtis Barnes(1)                   NA
Age:48

------------------------------

(1)  Address is 3435 Stelzer Road, Columbus, Ohio 43219.
  * Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act.
 ** Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-442-3688.

                                                                [RBC FUNDS LOGO]

                                               FOR ADDITIONAL INFORMATION ON THE
                                                                 RBC FUNDS, CALL
                                                                  1-800-442-3688

                                                              INVESTMENT ADVISER
                                             GLENWOOD CAPITAL MANAGEMENT COMPANY
                                                 3201 BEECHLEAF COURT, SUITE 350
                                                               RALEIGH, NC 27604

                                                                       CUSTODIAN
                                                                RBC CENTURA BANK
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                       ADMINISTRATOR AND SPONSOR
                                                       BISYS FUND SERVICES, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                     DISTRIBUTOR
                                                 CENTURA FUNDS DISTRIBUTOR, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                   LEGAL COUNSEL
                                                                         DECHERT
                                                          TEN POST OFFICE SQUARE
                                                                BOSTON, MA 02109

                                                            INDEPENDENT AUDITORS
                                                               ERNST & YOUNG LLP
                                                   41 SOUTH HIGH ST., SUITE 1100
                                                              COLUMBUS, OH 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF RBC FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. RBC FUNDS ARE NOT DEPOSITS, GUARANTEED BY OR OBLIGATIONS OF RBC CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

6/02